UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05162
Delaware VIP® Trust
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Macquarie VIP Emerging Markets Series
(formerly, Delaware VIP Emerging Markets Series)
Standard Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Emerging Markets Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$121	1.18%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Emerging Markets Series (Standard Class) returned 5.09% for the 12 months ended December 31, 2024. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Series' broad-based securities market index, returned 7.50% and 8.05%, respectively.
Top contributors to performance:
The information technology sector outperformed relative to the Series' index over the 12-month reporting period, supported by optimism toward artificial intelligence (AI)-related demand growth. Key contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd. and MediaTek Inc.
Shares of SK Square Co. Ltd., a South Korean industrials company, outperformed. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc.
Top detractors from performance:
In China, sluggish macroeconomic conditions weighed on consumer sentiment, adversely impacting consumption and advertising-related stocks. Key detractors included Kweichow Moutai Co. Ltd. and Wuliangye Yibin Co. Ltd.
In India, the Series’ sector positioning detracted from performance relative to the Series' index. The Series was underweight to the strongest-performing sectors, including industrials, consumer discretionary, and utilities. The Series was overweight to the energy sector, notably Reliance Industries Ltd., which underperformed due to global softness in refining and petrochemicals margins.
In Mexico, policy uncertainty stemming from the presidential election results in both Mexico and the US contributed to a broad-based selloff in equities and depreciation of the Mexican peso against the US dollar.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Emerging Markets Series (Standard Class)	5.09%	1.03%	4.05%
MSCI Emerging Markets Index (net)	7.50%	1.70%	3.64%
MSCI Emerging Markets Index (gross)	8.05%	2.10%	4.04%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Series statistics (as of December 31, 2024)
Series net assets	$597,162,490
Total number of portfolio holdings	101
Total advisory fees paid	$6,798,983
Portfolio turnover rate	11%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
Taiwan	25.18%
South Korea	23.09%
China	18.70%
India	14.91%
Brazil	4.42%
Mexico	3.42%
Türkiye	2.94%
Argentina	1.67%
Peru	1.23%
Indonesia	1.11%

Sector allocation
Information Technology	42.72%
Consumer Discretionary	10.70%
Financials	9.76%
Energy	9.33%
Communication Services	8.41%
Industrials	8.21%
Consumer Staples	4.34%
Materials	2.63%
Healthcare	1.35%
Utilities	0.88%
Real Estate	0.74%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	20.35%
SK Hynix	6.91%
SK Square	6.28%
MediaTek	4.83%
Reliance Industries GDR	4.19%
Reliance Industries	4.09%
Samsung Electronics	4.01%
Tencent Holdings	2.94%
HDFC Bank	2.30%
Alibaba Group Holding ADR	2.04%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Emerging Markets Series to Macquarie VIP Emerging Markets Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4215549)
Macquarie VIP Emerging Markets Series
(formerly, Delaware VIP Emerging Markets Series)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Emerging Markets Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$152	1.48%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Emerging Markets Series (Service Class) returned 4.77% for the 12 months ended December 31, 2024. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Series' broad-based securities market index, returned 7.50% and 8.05%, respectively.
Top contributors to performance:
The information technology sector outperformed relative to the Series' index over the 12-month reporting period, supported by optimism toward artificial intelligence (AI)-related demand growth. Key contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd. and MediaTek Inc.
Shares of SK Square Co. Ltd., a South Korean industrials company, outperformed. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc.
Top detractors from performance:
In China, sluggish macroeconomic conditions weighed on consumer sentiment, adversely impacting consumption and advertising-related stocks. Key detractors included Kweichow Moutai Co. Ltd. and Wuliangye Yibin Co. Ltd.
In India, the Series’ sector positioning detracted from performance relative to the Series' index. The Series was underweight to the strongest-performing sectors, including industrials, consumer discretionary, and utilities. The Series was overweight to the energy sector, notably Reliance Industries Ltd., which underperformed due to global softness in refining and petrochemicals margins.
In Mexico, policy uncertainty stemming from the presidential election results in both Mexico and the US contributed to a broad-based selloff in equities and depreciation of the Mexican peso against the US dollar.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Emerging Markets Series (Service Class)	4.77%	0.72%	3.75%
MSCI Emerging Markets Index (net)	7.50%	1.70%	3.64%
MSCI Emerging Markets Index (gross)	8.05%	2.10%	4.04%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Series statistics (as of December 31, 2024)
Series net assets	$597,162,490
Total number of portfolio holdings	101
Total advisory fees paid	$6,798,983
Portfolio turnover rate	11%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
Taiwan	25.18%
South Korea	23.09%
China	18.70%
India	14.91%
Brazil	4.42%
Mexico	3.42%
Türkiye	2.94%
Argentina	1.67%
Peru	1.23%
Indonesia	1.11%

Sector allocation
Information Technology	42.72%
Consumer Discretionary	10.70%
Financials	9.76%
Energy	9.33%
Communication Services	8.41%
Industrials	8.21%
Consumer Staples	4.34%
Materials	2.63%
Healthcare	1.35%
Utilities	0.88%
Real Estate	0.74%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	20.35%
SK Hynix	6.91%
SK Square	6.28%
MediaTek	4.83%
Reliance Industries GDR	4.19%
Reliance Industries	4.09%
Samsung Electronics	4.01%
Tencent Holdings	2.94%
HDFC Bank	2.30%
Alibaba Group Holding ADR	2.04%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Emerging Markets Series to Macquarie VIP Emerging Markets Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4215549)

Macquarie VIP Fund for Income Series
(formerly, Delaware VIP Fund for Income Series)
Standard Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Fund for Income Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$76	0.74%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Fund for Income Series (Standard Class) returned 6.53% for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 1.25%, while the ICE BofA US High Yield Constrained Index, the Series' narrowly based securities market index, returned 8.20%.
Top contributors to performance:
Security selection within the basic industry, insurance, and telecommunications sectors
Overweight relative to the Series' narrowly based index (benchmark) in the insurance sector
Top detractors from performance:
Security selection within the media sector
Underweight relative to the benchmark in the retail sector
Underweight relative to the benchmark in the real estate sector

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Fund for Income Series (Standard Class)	6.53%	3.97%	4.52%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
ICE BofA US High Yield Constrained Index	8.20%	4.03%	5.08%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$71,951,599
Total number of portfolio holdings	221
Total advisory fees paid	$404,493
Portfolio turnover rate	56%

Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	13.41%
Media	9.16%
Basic Industry	8.33%
Healthcare	8.25%
Capital Goods	7.68%
Leisure	6.40%
Telecommunications	5.55%
Financial Services	5.23%
Technology & Electronics	4.20%
Services	4.16%

Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Fund for Income Series to Macquarie VIP Fund for Income Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4215549)

Macquarie VIP Fund for Income Series
(formerly, Delaware VIP Fund for Income Series)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Fund for Income Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$107	1.04%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Fund for Income Series (Service Class) returned 6.30% for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 1.25%, while the ICE BofA US High Yield Constrained Index, the Series' narrowly based securities market index, returned 8.20%.
Top contributors to performance:
Security selection within the basic industry, insurance, and telecommunications sectors
Overweight relative to the Series' narrowly based index (benchmark) in the insurance sector
Top detractors from performance:
Security selection within the media sector
Underweight relative to the benchmark in the retail sector
Underweight relative to the benchmark in the real estate sector

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2022 (Service Class's inception), through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	Since inception (3/31/22)
Macquarie VIP Fund for Income Series (Service Class)	6.30%	3.98%
Bloomberg US Aggregate Index	1.25%	-0.43%
ICE BofA US High Yield Constrained Index	8.20%	4.92%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$71,951,599
Total number of portfolio holdings	221
Total advisory fees paid	$404,493
Portfolio turnover rate	56%

Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	13.41%
Media	9.16%
Basic Industry	8.33%
Healthcare	8.25%
Capital Goods	7.68%
Leisure	6.40%
Telecommunications	5.55%
Financial Services	5.23%
Technology & Electronics	4.20%
Services	4.16%

Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Fund for Income Series to Macquarie VIP Fund for Income Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4215549)

Macquarie VIP Growth Equity Series
(formerly, Delaware VIP Growth Equity Series)
Standard Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Growth Equity Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$84	0.75%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Growth Equity Series (Standard Class) returned 23.41% for the 12 months ended December 31, 2024. During the same period, the Russell 1000® Index, the Series' broad-based securities market index, returned 24.51%, while the Russell 1000® Growth Index, the Series' narrowly based securities market index, returned 33.36%.
Top contributors to performance:
An underweight allocation to consumer staples contributed the most to relative performance.
Information technology (IT) company Motorola Solutions Inc., and not owning Merck & Co. Inc. or Advanced Micro Devices Inc., also contributed.
Top detractors from performance:
Stock selection in IT detracted from performance, largely driven by not owning Broadcom Inc. Not owning Meta Platforms Inc. and the Series’ positions in financials also detracted.
An overweight allocation to the real estate sector, through one position in real estate data company CoStar Group Inc., detracted from performance.
How has the Series changed?
Consistent with the Series’ philosophy, turnover was low during the year. Exposure to industrials and healthcare both declined, and exposure to IT increased slightly.
New individual stock holdings included Taiwan Semiconductor Manufacturing Co. Ltd., Synopsys Inc., and MSCI Inc. We eliminated positions in the Series, including Adobe Inc., Zoetis Inc, and NIKE Inc.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Growth Equity Series (Standard Class)	23.41%	17.72%	14.45%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Growth Index	33.36%	18.96%	16.78%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$120,548,249
Total number of portfolio holdings	37
Total advisory fees paid	$773,865
Portfolio turnover rate	9%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	44.18%
Financials	12.60%
Consumer Discretionary	10.30%
Healthcare	9.96%
Communication Services	9.46%
Industrials	7.91%
Real Estate	3.39%
Consumer Staples	2.09%

Top 10 equity holdings
Microsoft	11.44%
NVIDIA	10.61%
Apple	7.53%
Alphabet Class A	6.46%
Amazon.com	5.23%
Visa Class A	4.94%
Salesforce	3.31%
Intercontinental Exchange	3.17%
UnitedHealth Group	3.13%
Motorola Solutions	2.92%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Growth Equity Series to Macquarie VIP Growth Equity Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Standard Class shares of 0.79%.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4215549)

Macquarie VIP Investment Grade Series
(formerly, Delaware VIP Investment Grade Series)
Standard Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Investment Grade Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$64	0.63%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Investment Grade Series (Standard Class) returned 2.85% for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 1.25%, while the Bloomberg US Corporate Bond Index, the Series' narrowly based securities market index, returned 2.13%.
Top contributors to performance:
Overweight compared to the Series' narrowly based index in lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the risk rally and overall positive market tone that began late in 2023.
Investments in banking and finance companies
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year
Investments in communications and basic industry

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Investment Grade Series (Standard Class)	2.85%	0.39%	2.08%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
Bloomberg US Corporate Bond Index	2.13%	0.30%	2.43%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Bloomberg US Corporate Bond Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$32,027,773
Total number of portfolio holdings	199
Total advisory fees paid	$97,293
Portfolio turnover rate	116%

Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	21.10%
Electric	8.53%
Communications	8.27%
Finance Companies	8.26%
Energy	8.25%
Technology	7.66%
Consumer Non-Cyclical	7.05%
Consumer Cyclical	6.90%
Capital Goods	6.07%
Insurance	5.54%

Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Investment Grade Series to Macquarie VIP Investment Grade Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4215549)

Macquarie VIP Investment Grade Series
(formerly, Delaware VIP Investment Grade Series)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Investment Grade Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$94	0.93%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Investment Grade Series (Service Class) returned 2.41% for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 1.25%, while the Bloomberg US Corporate Bond Index, the Series' narrowly based securities market index, returned 2.13%.
Top contributors to performance:
Overweight compared to the Series' narrowly based index in lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the risk rally and overall positive market tone that began late in 2023.
Investments in banking and finance companies
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year
Investments in communications and basic industry

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period October 31, 2019 (Service Class's inception), through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	Since inception (10/31/19)
Macquarie VIP Investment Grade Series (Service Class)	2.41%	0.08%	0.14%
Bloomberg US Aggregate Index	1.25%	-0.33%	-0.34%
Bloomberg US Corporate Bond Index	2.13%	0.30%	0.40%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Bloomberg US Corporate Bond Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$32,027,773
Total number of portfolio holdings	199
Total advisory fees paid	$97,293
Portfolio turnover rate	116%

Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	21.10%
Electric	8.53%
Communications	8.27%
Finance Companies	8.26%
Energy	8.25%
Technology	7.66%
Consumer Non-Cyclical	7.05%
Consumer Cyclical	6.90%
Capital Goods	6.07%
Insurance	5.54%

Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Investment Grade Series to Macquarie VIP Investment Grade Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4215549)

Macquarie VIP Limited Duration Bond Series
(formerly, Delaware VIP Limited Duration Bond Series)
Standard Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Limited Duration Bond Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$54	0.53%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Limited Duration Bond Series (Standard Class) returned 4.23% for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 1.25%, while the Bloomberg 1-3 Year US Government/Credit Index, the Series' narrowly based securities market index, returned 4.36%.
Top contributors to performance:
Allocations to the structured finance sector, especially asset-backed securities (ABS) and residential mortgage-backed securities (RMBS), as well as collateralized loan obligations (CLO), contributed as positive economic data, bolstered by US Federal Reserve easing and expectations of tax cuts and deregulation under a Trump administration, provided a tailwind for risk markets.
Overweight to both investment grade and high yield corporates relative to the Series' narrowly based index (benchmark) as well as security selection within investment grade corporates contributed.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Series' benchmark detracted from performance.
The Series had a curve flattening exposure relative to its benchmark that detracted from performance as the Treasury yield curve steepened in 2024.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Limited Duration Bond Series (Standard Class)	4.23%	1.63%	1.33%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Bloomberg 1-3 Year US Government/Credit Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$16,763,296
Total number of portfolio holdings	128
Total advisory fees paid	$0
Portfolio turnover rate	186%

Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
US Treasury Obligations	37.99%
Corporate Bonds	29.72%
Non-Agency Asset-Backed Securities	20.21%
Agency Mortgage-Backed Securities	5.89%
Collateralized Debt Obligations	2.99%
Short-Term Investments	2.08%
Non-Agency Collateralized Mortgage Obligations	1.72%
Agency Collateralized Mortgage Obligations	0.92%
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Limited Duration Bond Series to Macquarie VIP Limited Duration Bond Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4215549)

Macquarie VIP Opportunity Series
(formerly, Delaware VIP Opportunity Series)
Standard Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Opportunity Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$89	0.83%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Opportunity Series (Standard Class) returned 14.63% for the 12 months ended December 31, 2024. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 23.81%, while the Russell 2500™Index, the Series' narrowly based securities market index, returned 12.00%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Natera Inc., a leader in cell-free DNA testing, contributed the most. Insmed Inc. was another strong contributor.
Holdings in the consumer services sector outperformed relative to the Series' narrowly based index (benchmark). Brinker International Inc., the parent company for restaurant chains Chili’s and Maggiano’s, contributed the most.
Holdings in the finance sector outperformed relative to the benchmark over the period.
Top detractors from performance:
The capital goods sector detracted the most from performance. Lincoln Electric Holdings Inc. detracted the most within the sector.
Holdings in the consumer discretionary sector underperformed relative to the benchmark. Retailer Five Below Inc. was the top overall detractor during the period.
Industry allocations and selection within the transportation sector also detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Opportunity Series (Standard Class)	14.63%	9.44%	8.25%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2500 Index	12.00%	8.77%	8.85%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 2500 Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$77,577,349
Total number of portfolio holdings	122
Total advisory fees paid	$546,274
Portfolio turnover rate	10%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Finance	15.26%
Technology	14.58%
Healthcare	13.39%
Capital Goods	11.93%
Basic Materials	6.43%
Real Estate Investment Trusts	6.23%
Business Services	5.40%
Energy	4.71%
Consumer Discretionary	4.05%
Transportation	3.41%

Top 10 equity holdings
Expand Energy	1.92%
East West Bancorp	1.87%
Dick's Sporting Goods	1.62%
Webster Financial	1.60%
Liberty Energy	1.49%
Axis Capital Holdings	1.47%
Beacon Roofing Supply	1.46%
Casey's General Stores	1.44%
Semtech	1.43%
Pinnacle Financial Partners	1.41%

Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware VIP Opportunity Series to Macquarie VIP Opportunity Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4215549)

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Macquarie Funds Internet Web site at www.macquarie.com/USfunds. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann Borowiec

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $324,400 for 2024 and $350,766 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,374,878 for 2024 and $1,362,878 for 2023. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $47,375 for 2024 and $ 57,321 for 2023. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Macquarie Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $9,688,403 for 2024 and $ 24,428,000 for 2023.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Delaware VIP® Trust
Macquarie VIP Growth Equity Series
(formerly, Delaware VIP Growth Equity Series)
Financial statements and other information
For the year ended December 31, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Growth Equity Series
December 31, 2024
	Number of shares	Value (US $)
Common Stocks — 99.89%♦
Communication Services — 9.46%
Alphabet Class A	41,168	$ 7,793,102
Alphabet Class C	6,697	1,275,377
Electronic Arts	15,952	2,333,778
		11,402,257
Consumer Discretionary — 10.30%
Amazon.com †	28,760	6,309,657
Booking Holdings	397	1,972,463
Ferrari	3,787	1,608,869
Home Depot	1,965	764,365
LVMH Moet Hennessy Louis Vuitton ADR	13,419	1,753,729
		12,409,083
Consumer Staples — 2.09%
Coca-Cola	40,503	2,521,717
		2,521,717
Financials — 12.60%
Intercontinental Exchange	25,614	3,816,742
Mastercard Class A	1,514	797,227
MSCI	3,917	2,350,239
S&P Global	4,560	2,271,017
Visa Class A	18,836	5,952,929
		15,188,154
Healthcare — 9.96%
Cooper †	16,306	1,499,010
Danaher	11,692	2,683,899
Intuitive Surgical †	5,106	2,665,128
UnitedHealth Group	7,449	3,768,151
Veeva Systems Class A †	6,635	1,395,009
		12,011,197
Industrials — 7.91%
Broadridge Financial Solutions	9,539	2,156,673
Equifax	8,505	2,167,499
JB Hunt Transport Services	6,954	1,186,770
TransUnion	3,723	345,159
Verisk Analytics	2,933	807,836
Waste Connections	16,709	2,866,930
		9,530,867
Information Technology — 44.18%
Apple	36,236	9,074,219
Autodesk †	5,586	1,651,054
Intuit	4,681	2,942,009
Microsoft	32,728	13,794,852
Motorola Solutions	7,606	3,515,721
NVIDIA	95,266	12,793,271
Salesforce	11,944	3,993,238
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Synopsys †	1,998	$ 969,749
Taiwan Semiconductor Manufacturing ADR	9,891	1,953,374
VeriSign †	12,413	2,568,994
		53,256,481
Real Estate — 3.39%
CoStar Group †	36,831	2,636,731
Equinix	1,540	1,452,051
		4,088,782
Total Common Stocks (cost $76,917,476)		120,408,538

Short-Term Investments — 0.23%
Money Market Mutual Funds — 0.23%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	69,650	69,650
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	69,650	69,650
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	69,650	69,650
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	69,649	69,649
Total Short-Term Investments (cost $278,599)		278,599
Total Value of Securities—100.12% (cost $77,196,075)		$120,687,137
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.
    1

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
December 31, 2024
Assets:
Investments, at value*	$120,687,137
Dividends receivable	30,966
Foreign tax reclaims receivable	947
Other assets	902
Total Assets	120,719,952
Liabilities:
Payable for series shares redeemed	81,373
Investment management fees payable to affiliates	68,294
Accounting and administration expenses payable to affiliates	13,735
Other accrued expenses	8,301
Total Liabilities	171,703
Total Net Assets	$120,548,249

Net Assets Consist of:
Paid-in capital	$68,363,711
Total distributable earnings (loss)	52,184,538
Total Net Assets	$120,548,249

Net Asset Value

Standard Class:
Net assets	$120,548,249
Shares of beneficial interest outstanding, unlimited authorization, no par	6,426,186
Net asset value per share	$18.76
*Investments, at cost	$77,196,075
See accompanying notes, which are an integral part of the financial statements.
    2

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Growth Equity Series
Year ended December 31, 2024
Investment Income:
Dividends	$785,015
Foreign tax withheld	(16,265)
768,750

Expenses:
Management fees	773,865
Accounting and administration expenses	56,436
Audit and tax fees	35,702
Dividend disbursing and transfer agent fees and expenses	7,167
Legal fees	5,842
Trustees’ fees	5,299
Custodian fees	2,135
Registration fees	1,029
Reports and statements to shareholders expenses	377
Other	3,469
891,321
Less expenses paid indirectly	(11)
Total operating expenses	891,310
Net Investment Income (Loss)	(122,560)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9,240,782
Foreign currencies	6
Net realized gain (loss)	9,240,788
Net change in unrealized appreciation (depreciation) on investments	15,784,418
Net Realized and Unrealized Gain (Loss)	25,025,206
Net Increase (Decrease) in Net Assets Resulting from Operations	$24,902,646
See accompanying notes, which are an integral part of the financial statements.
    3

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Growth Equity Series
	Year ended
	12/31/24	12/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(122,560)	$(78,945)
Net realized gain (loss)	9,240,788	6,949,559
Net change in unrealized appreciation (depreciation)	15,784,418	26,815,089
Net increase (decrease) in net assets resulting from operations	24,902,646	33,685,703

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(7,292,491)	(26,027,661)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Standard Class	1,006,071	5,903,575

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	7,292,491	26,027,661
	8,298,562	31,931,236
Cost of shares redeemed:
Standard Class	(19,058,971)	(15,625,480)
Increase (decrease) in net assets derived from capital share transactions	(10,760,409)	16,305,756
Net Increase in Net Assets	6,849,746	23,963,798

Net Assets:
Beginning of year	113,698,503	89,734,705
End of year	$120,548,249	$113,698,503
See accompanying notes, which are an integral part of the financial statements.
    4

Financial highlights
Macquarie VIP Growth Equity Series Standard Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$16.27	$15.69	$26.34	$19.79	$16.53

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.02)	(0.01)	0.02	(0.01)	0.01
Net realized and unrealized gain (loss)	3.62	5.11	(6.55)	7.56	4.39
Total from investment operations	3.60	5.10	(6.53)	7.55	4.40

Less dividends and distributions from:
Net investment income	—	(0.02)	—	(0.01)	(0.07)
Net realized gain	(1.11)	(4.50)	(4.12)	(0.99)	(1.07)
Total dividends and distributions	(1.11)	(4.52)	(4.12)	(1.00)	(1.14)

Net asset value, end of period	$18.76	$16.27	$15.69	$26.34	$19.79

Total return[2]	23.41%	38.40%	(26.60%)[3]	39.23%	29.50%[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$120,548	$113,699	$89,735	$131,860	$106,325
Ratio of expenses to average net assets[4]	0.75%	0.77%	0.79%	0.75%	0.80%
Ratio of expenses to average net assets prior to fees waived[4]	0.75%	0.77%	0.80%	0.75%	0.83%
Ratio of net investment income (loss) to average net assets	(0.10%)	(0.08%)	0.10%	(0.03%)	0.04%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.10%)	(0.08%)	0.09%	(0.03%)	0.01%
Portfolio turnover	9%	16%	105%	31%	37%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    5

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
December 31, 2024
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Growth Equity Series (formerly, Delaware VIP Growth Equity Series through April 30, 2024) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as the valuation designee (Valuation Designee) for the Series to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Series may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the year ended December 31, 2024, and for all open tax years (years ended December 31, 2021–December 31, 2023), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the year ended December 31, 2024, the Series did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in
    6

market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, the Series’ investment adviser, acts as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements. Adoption of the new standard impacted the Series’ financial statements note disclosures only, and did not affect the Series’ financial position or the results of its operations.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2024, the Series earned $10 under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2024, the Series earned $1 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.
    7

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Effective May 1, 2024, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.79% of the Series’ average daily net assets for the Standard Class through April 30, 2025. Prior to May 1, 2024, DMC contractually agreed to waive all or portion of its investment advisory fees and/or pay/reimburse expenses to 0.80% of the Series' average daily net assets for Standard Class. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
DMC entered into a Sub-Advisory Agreement on behalf of the Series with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Series.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended December 31, 2024, the Series paid $9,364 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended December 31, 2024, the Series paid $8,929 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the year ended December 31, 2024, the Series paid $2,032 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Series.
    8

3. Investments
For the year ended December 31, 2024, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$10,580,363
Sales	28,835,145
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Series were as follows:

Cost of investments	$77,629,341
Aggregate unrealized appreciation of investments	$43,926,564
Aggregate unrealized depreciation of investments	(868,768)
Net unrealized appreciation of investments	$43,057,796
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
    9

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
3. Investments (continued)
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2024:
Level 1
Securities
Assets:
Common Stocks	$120,408,538
Short-Term Investments	278,599
Total Value of Securities	$120,687,137
During the year ended December 31, 2024, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Series’ net assets. As of December 31, 2024, there were no Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign security transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year ended
	12/31/24	12/31/23
Ordinary income	$—	$101,959
Long-term capital gains	7,292,491	25,925,702
Total	$7,292,491	$26,027,661
5. Components of Net Assets on a Tax Basis
As of December 31, 2024, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$68,363,711
Undistributed long-term capital gains	9,126,742
Unrealized appreciation of investments	43,057,796
Net assets	$120,548,249

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to write off of net operating loss. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2024, the adjustments were to increase total distributable earnings (loss) and decrease paid-in capital by $45,979.
    10

6. Capital Shares
Transactions in capital shares were as follows:

	Year ended
	12/31/24	12/31/23
Shares sold:
Standard Class	58,307	365,007

Shares issued upon reinvestment of dividends and distributions:
Standard Class	462,721	1,929,404
	521,028	2,294,411
Shares redeemed:
Standard Class	(1,081,802)	(1,024,916)
Net increase (decrease)	(560,774)	1,269,495
7. Line of Credit
The Series, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
The Series had no amounts outstanding as of December 31, 2024, or at any time during the year then ended.
8. Securities Lending
The Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and
    11

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
8. Securities Lending (continued)
other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the year ended December 31, 2024, the Series had no securities out on loan.
9. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
The Series invests in growth stocks, which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2024, there were no Rule 144A securities held by the Series.
10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2024, that would require recognition or disclosure in the Series’ financial statements.
    12

Report of independent registered public accounting firm
To the Board of Trustees of Delaware VIP Trust and Shareholders of Macquarie VIP Growth Equity Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie VIP Growth Equity Series (one of the series constituting Delaware VIP Trust, referred to hereafter as the “Series”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 28, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.
    13

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
Tax Information
The information set forth below is for the Series’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Series. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Series to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended December 31, 2024, the Series reports distributions paid during the year as follows:
(A) Long-Term Capital Gain Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Series’ total distributions.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on
August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie VIP Small Cap Value Series, Macquarie VIP Emerging Markets Series, Macquarie VIP Opportunity Series, Macquarie VIP Total Return Series, Macquarie VIP Fund for Income Series, Macquarie VIP Growth Equity Series, Macquarie VIP Growth and Income Series, Macquarie VIP Investment Grade Series and Macquarie VIP Limited Duration Bond Series (each, a “Fund” and together, the “Funds”) Investment Management Agreements with Delaware Management Company (DMC) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (MIMGL), Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) and Macquarie Investment Management Europe Limited (MIMEL) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreements and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreements and the Sub-Advisory Agreements. In considering and approving the Investment Management
    14

Agreements and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreements and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreements and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreements and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.  The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (Macquarie), the parent company of DMC, regarding Macquarie’s commitment to the US mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services, including each Fund’s portfolio managers. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable.  The Board took into account that the Sub-Advisory Agreements may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Funds.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment
    15

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on
August 13-15, 2024 (continued)
companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2023.
Macquarie VIP Small Cap Value Series. The Performance Universe for the Fund consisted of the Fund and all small-cap value funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the fourth quartile of its Performance Universe and for the 3- and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 10-year period was above the median of its Performance Universe, for the 1-and 5-year periods was below the median of its Performance Universe and for the 3-year period was equal to the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-, 5-, and 10-year periods and underperformed its benchmark index for the 1-year period. The Board noted that the Fund was generally performing in line with its benchmark index during the periods under review. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Emerging Markets Series. The Performance Universe for the Fund consisted of the Fund and all emerging markets funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the first quartile of its Performance Universe and for the 3- and 5-year periods was in the third and second quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was above the median of its Performance Universe and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index (both gross and net of dividends) for the 1- and 5-year periods, underperformed its benchmark index (both gross and net of dividends) for the 3-year period, underperformed its benchmark index of gross of dividends for the 10-year period, and performance was approximately equal to its benchmark index net of dividends for the 10-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during certain of the periods under review. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Opportunity Series. The Performance Universe for the Fund consisted of the Fund and all small-cap core funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 3- and 10-year periods was in the second quartile of its Performance Universe and for the 1- and 5-year periods was in the third and first quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3-, 5-, and 10-year periods was above the median of its Performance Universe and for the 1-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3- and 5-year periods and underperformed its benchmark index for the 1- and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during the periods under review. The Board, however, noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 4, 2019 as the result of a reorganization of the Predecessor Fund
    16

into the Fund and that the investment performance of the current portfolio management team only began as of October 2019. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the 1- and 10-year periods.
Macquarie VIP Total Return Series. The Performance Universe for the Fund consisted of the Fund and all mixed-asset target allocation moderate funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the third quartile of its Performance Universe and for the 3- and 5-year periods was in the first and second quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3- and 5-year periods was above the median of its Performance Universe and for the 1- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board, however, noted that the portfolio manager only began managing the Fund in May 2022. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Fund for Income Series. The Performance Universe for the Fund consisted of the Fund and all high yield funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the first and third quartile, respectively, of its Performance Universe and for the 3- and 5-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was above the median of its Performance Universe and for the 10-year period was below the median of its Performance Universe. The Board also noted that the Fund slightly underperformed its benchmark index for the 1-, 3-, and 10-year periods and performed approximately equal to its benchmark index for the 5-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during the periods under review. The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of October 2019.
Macquarie VIP Growth Equity Series. The Performance Universe for the Fund consisted of the Fund and all multi-cap growth funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-year period and underperformed its benchmark index for the 1-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe during the periods under review. The Board, however, noted the limited period of performance data available since the Fund adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of May 2022. Finally, the Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Growth and Income Series. The Performance Universe for the Fund consisted of the Fund and all equity income funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the first quartile of its Performance Universe and for the 5- and 10-year periods was in the second and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was above the median of its Performance Universe and for the 10-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, and 5-year periods and underperformed its benchmark index for the 10-year period. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index during the periods under review (except for the 10-year period). The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of January 2021.
    17

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on
August 13-15, 2024 (continued)
Macquarie VIP Investment Grade Series. The Performance Universe for the Fund consisted of the Fund and all BBB-rated corporate debt funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 5- and 10-year periods was in the second quartile of its Performance Universe and for the 3-year period was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was above the median of its Performance Universe and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of October 2019. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Limited Duration Bond Series. The Performance Universe for the Fund consisted of the Fund and all short-intermediate investment-grade debt funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year and since inception periods was in the fourth quartile of its Performance Universe and for the 3- and 5-year periods was in the second and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3-year period was above the median of its Performance Universe and for the 1- and 5-year and since inception periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1- and 5-year periods, was approximately equal to its benchmark index for the 3-year period and underperformed its benchmark index for the since inception period. The Board, however, noted that the Fund adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its Performance Universe for the various periods. The Board noted that it would continue to evaluate the Fund’s performance as the Fund changed its portfolio management team in May 2024 that was not reflected in the performance data.
Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar funds underlying variable insurance products with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with a Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
Macquarie VIP Small Cap Value Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Emerging Markets Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
    18

Macquarie VIP Opportunity Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Total Return Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Fund for Income Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Growth Equity Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Growth and Income Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Investment Grade Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Limited Duration Bond Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreements and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2024, Macquarie VIP Growth and Income Series’ net assets exceeded its first breakpoint level and Macquarie VIP Small Cap Value Series’ net assets exceeded its second breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
    19

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on
August 13-15, 2024 (continued)
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services.  In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreements and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.
    20

(4215549)
AR-VIPGE-0225

Delaware VIP® Trust
Macquarie VIP Fund for Income Series
(formerly, Delaware VIP Fund for Income Series)
Financial statements and other information
For the year ended December 31, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
December 31, 2024
	Principal amount°	Value (US $)
Collateralized Debt Obligations — 1.95%
AIMCO CLO Series 2024-19A E 144A 9.562% (TSFR03M + 5.00%, Floor 5.00%) 10/20/37 #, •	150,000	$ 149,438
Barings CLO Series 2024-2A E 144A 11.20% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	150,000	151,425
Bear Mountain Park CLO Series 2022-1A ER 144A 10.606% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	150,000	152,860
Benefit Street Partners CLO XII-B Series 2017-12BRA E 144A 11.492% (TSFR03M + 6.25%, Floor 6.25%) 10/15/37 #, •	100,000	100,218
Carlyle US CLO Series 2024-5A E 144A 10.197% (TSFR03M + 5.65%, Floor 5.65%) 10/25/36 #, •	100,000	99,851
Empower CLO Series 2022-1A ER 144A 10.517% (TSFR03M + 5.90%, Floor 5.90%) 10/20/37 #, •	100,000	99,676
Golub Capital Partners CLO B Series 2024-76A E 144A 10.492% (TSFR03M + 5.75%, Floor 5.75%) 10/25/37 #, •	200,000	200,812
Madison Park Funding XXX Series 2018-30A ER 144A 11.047% (TSFR03M + 6.40%, Floor 6.40%) 7/16/37 #, •	150,000	150,322
OFSI BSL XIV CLO Series 2024-14A E 144A 12.929% (TSFR03M + 7.74%, Floor 7.74%) 7/20/37 #, •	100,000	99,804
OHA Credit Funding Series 2021-9A ER 144A 10.117% (TSFR03M + 5.50%, Floor 5.50%) 10/19/37 #, •	100,000	99,990
Storm King Park CLO Series 2022-1A ER 144A 10.806% (TSFR03M + 6.15%, Floor 6.15%) 10/15/37 #, •	100,000	100,853
Total Collateralized Debt Obligations (cost $1,397,093)		1,405,249

	Principalamount°	Value (US $)
Corporate Bonds — 86.24%
Automotive — 3.71%
Allison Transmission 144A 5.875% 6/1/29 #	410,000	$ 407,838
Clarios Global 144A 8.50% 5/15/27 #	245,000	245,832
Dana 4.50% 2/15/32	270,000	247,939
Garrett Motion Holdings 144A 7.75% 5/31/32 #	545,000	553,570
Goodyear Tire & Rubber 5.25% 7/15/31	390,000	349,719
Phinia 144A 6.625% 10/15/32 #	174,000	173,258
Wand NewCo 3 144A 7.625% 1/30/32 #	345,000	354,710
ZF North America Capital 144A 6.75% 4/23/30 #	350,000	336,955
		2,669,821
Banking — 2.63%
Banco Santander 8.00% 2/1/34 μ, ψ	525,000	544,137
Bank of Montreal 7.70% 5/26/84 μ	265,000	275,601
Barclays 9.625% 12/15/29 μ, ψ	485,000	534,893
Deutsche Bank 6.00% 10/30/25 μ, ψ	550,000	540,136
		1,894,767
Basic Industry — 5.93%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	225,000	233,111
Cleveland-Cliffs 144A 7.00% 3/15/32 #	505,000	496,597
Constellium 144A 6.375% 8/15/32 #	550,000	532,972
CP Atlas Buyer 144A 7.00% 12/1/28 #	425,000	374,255
FMG Resources August 2006
144A 5.875% 4/15/30 #	330,000	324,613
144A 6.125% 4/15/32 #	150,000	148,302
NOVA Chemicals
144A 7.00% 12/1/31 #	84,000	83,696
144A 8.50% 11/15/28 #	85,000	90,143
Novelis
144A 3.875% 8/15/31 #	95,000	81,900
144A 4.75% 1/30/30 #	975,000	901,023

Olympus Water US Holding 144A 9.75% 11/15/28 #	345,000	366,482
Standard Building Solutions 144A 6.50% 8/15/32 #	365,000	365,898
Standard Industries 144A 3.375% 1/15/31 #	255,000	218,849
    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

Vibrantz Technologies 144A 9.00% 2/15/30 #	53,000	$ 48,722
		4,266,563
Capital Goods — 6.28%
Amentum Holdings 144A 7.25% 8/1/32 #	465,000	469,054
Arcosa 144A 6.875% 8/15/32 #	180,000	183,108
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	220,000	197,847
144A 4.00% 9/1/29 #	230,000	197,833
Bombardier
144A 7.25% 7/1/31 #	175,000	180,692
144A 8.75% 11/15/30 #	310,000	333,617
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	75,000	75,569
144A 8.75% 4/15/30 #	240,000	243,733

Esab 144A 6.25% 4/15/29 #	365,000	369,997
Goat Holdco 144A 6.75% 2/1/32 #	170,000	168,527
Manitowoc 144A 9.25% 10/1/31 #	180,000	184,729
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	245,000	250,258
144A 9.25% 4/15/27 #	190,000	193,071
Sealed Air
144A 6.50% 7/15/32 #	130,000	130,357
144A 7.25% 2/15/31 #	90,000	92,884

Terex 144A 6.25% 10/15/32 #	350,000	343,499
TransDigm
144A 6.625% 3/1/32 #	275,000	277,826
144A 6.875% 12/15/30 #	615,000	624,584
		4,517,185
Consumer Goods — 1.69%
Cerdia Finanz GmbH 144A 9.375% 10/3/31 #	370,000	385,973
Fiesta Purchaser
144A 7.875% 3/1/31 #	175,000	182,895
144A 9.625% 9/15/32 #	260,000	273,021

Post Holdings 144A 6.375% 3/1/33 #	380,000	372,918
		1,214,807
Electric — 2.75%
Lightning Power 144A 7.25% 8/15/32 #	440,000	453,692
NRG Energy 144A 6.25% 11/1/34 #	365,000	358,297
Vistra
144A 7.00% 12/15/26 #, μ, ψ	785,000	790,352
144A 8.00% 10/15/26 #, μ, ψ	365,000	373,737
		1,976,078
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy — 13.41%
Archrock Partners 144A 6.625% 9/1/32 #	355,000	$ 354,894
Civitas Resources 144A 8.625% 11/1/30 #	355,000	372,095
EQM Midstream Partners 144A 4.75% 1/15/31 #	807,000	759,492
Expand Energy 5.375% 3/15/30	750,000	733,902
Genesis Energy
7.75% 2/1/28	175,000	175,376
7.875% 5/15/32	85,000	83,323

Gulfport Energy Operating 144A 6.75% 9/1/29 #	365,000	368,001
Hilcorp Energy I
144A 6.00% 4/15/30 #	520,000	491,296
144A 6.00% 2/1/31 #	208,000	193,138
144A 6.25% 4/15/32 #	268,000	247,830

Matador Resources 144A 6.25% 4/15/33 #	260,000	252,622
Murphy Oil 6.00% 10/1/32	139,000	133,678
Nabors Industries
144A 8.875% 8/15/31 #	145,000	134,790
144A 9.125% 1/31/30 #	270,000	274,828

NGL Energy Operating 144A 8.375% 2/15/32 #	350,000	353,053
Noble Finance II 144A 8.00% 4/15/30 #	275,000	278,020
NuStar Logistics
6.00% 6/1/26	267,000	267,546
6.375% 10/1/30	278,000	278,956
SM Energy
144A 6.75% 8/1/29 #	125,000	123,856
144A 7.00% 8/1/32 #	165,000	162,838

Sunoco 144A 7.25% 5/1/32 #	200,000	206,753
Transocean
144A 8.00% 2/1/27 #	444,000	445,315
144A 8.50% 5/15/31 #	340,000	333,685
USA Compression Partners
6.875% 9/1/27	500,000	501,987
144A 7.125% 3/15/29 #	140,000	142,604
Venture Global LNG
144A 7.00% 1/15/30 #	365,000	370,820
144A 8.375% 6/1/31 #	515,000	537,640

Vital Energy 144A 7.875% 4/15/32 #	530,000	510,475
Weatherford International 144A 8.625% 4/30/30 #	545,000	563,170
		9,651,983
Financial Services — 4.67%
Air Lease 4.65% 6/15/26 μ, ψ	450,000	436,400

2

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)
Azorra Finance 144A 7.75% 4/15/30 #	375,000	$ 373,195
Block 144A 6.50% 5/15/32 #	270,000	272,944
California Buyer 144A 6.375% 2/15/32 #	247,000	246,532
Focus Financial Partners 144A 6.75% 9/15/31 #	352,000	350,989
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	365,000	372,640
Jefferies Finance
144A 5.00% 8/15/28 #	200,000	187,795
144A 6.625% 10/15/31 #	400,000	399,776

OneMain Finance 6.625% 5/15/29	251,000	254,439
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	200,000	198,315
UWM Holdings 144A 6.625% 2/1/30 #	267,000	265,605
		3,358,630
Healthcare — 6.47%
AthenaHealth Group 144A 6.50% 2/15/30 #	200,000	190,267
Avantor Funding 144A 3.875% 11/1/29 #	425,000	388,917
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	425,000	387,163
CHS
144A 4.75% 2/15/31 #	470,000	365,167
144A 6.125% 4/1/30 #	90,000	61,842
144A 6.875% 4/15/29 #	90,000	68,084
DaVita
144A 3.75% 2/15/31 #	240,000	207,891
144A 4.625% 6/1/30 #	210,000	193,239

Grifols 144A 4.75% 10/15/28 #	270,000	248,412
LifePoint Health 144A 4.375% 2/15/27 #	280,000	268,582
Medline Borrower
144A 3.875% 4/1/29 #	385,000	356,859
144A 5.25% 10/1/29 #	260,000	251,164

Organon & Co. 144A 5.125% 4/30/31 #	435,000	391,404
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	145,000	143,908
Surgery Center Holdings 144A 7.25% 4/15/32 #	370,000	377,897
Tenet Healthcare
4.375% 1/15/30	490,000	455,475
6.125% 10/1/28	300,000	299,712
		4,655,983
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance — 4.12%
Ardonagh Finco 144A 7.75% 2/15/31 #	425,000	$ 438,103
Howden UK Refinance
144A 7.25% 2/15/31 #	235,000	239,074
144A 8.125% 2/15/32 #	220,000	224,920
HUB International
144A 5.625% 12/1/29 #	390,000	378,605
144A 7.375% 1/31/32 #	350,000	355,697

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	650,000	686,925
Panther Escrow Issuer 144A 7.125% 6/1/31 #	360,000	363,990
USI 144A 7.50% 1/15/32 #	265,000	274,396
		2,961,710
Leisure — 6.40%
Boyd Gaming 144A 4.75% 6/15/31 #	425,000	393,481
Caesars Entertainment
144A 6.00% 10/15/32 #	370,000	357,090
144A 6.50% 2/15/32 #	180,000	180,959
144A 7.00% 2/15/30 #	275,000	280,302
Carnival
144A 5.75% 3/1/27 #	355,000	354,478
144A 6.00% 5/1/29 #	365,000	364,416

Life Time 144A 6.00% 11/15/31 #	365,000	361,593
Light & Wonder International 144A 7.25% 11/15/29 #	345,000	352,489
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	597,000	592,961
Scientific Games Holdings 144A 6.625% 3/1/30 #	780,000	747,079
Six Flags Entertainment 144A 6.625% 5/1/32 #	615,000	623,810
		4,608,658
Media — 9.12%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	195,000	185,335
AMC Networks 4.25% 2/15/29	450,000	353,734
Arches Buyer 144A 6.125% 12/1/28 #	215,000	192,189
CCO Holdings
144A 4.50% 8/15/30 #	875,000	786,438
4.50% 5/1/32	120,000	103,358
144A 5.375% 6/1/29 #	365,000	349,407

Cimpress 144A 7.375% 9/15/32 #	255,000	253,648
CMG Media 144A 8.875% 6/18/29 #	400,000	301,092
    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
CSC Holdings
144A 4.50% 11/15/31 #	200,000	$ 144,253
144A 5.00% 11/15/31 #	240,000	125,253

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	459,000	172,288
Directv Financing 144A 5.875% 8/15/27 #	200,000	195,073
Gray Television
144A 4.75% 10/15/30 #	180,000	98,335
144A 5.375% 11/15/31 #	840,000	448,920

McGraw-Hill Education 144A 7.375% 9/1/31 #	433,000	443,688
Midcontinent Communications 144A 8.00% 8/15/32 #	345,000	354,790
Nexstar Media 144A 4.75% 11/1/28 #	505,000	471,428
Sirius XM Radio 144A 4.00% 7/15/28 #	935,000	862,498
Stagwell Global 144A 5.625% 8/15/29 #	380,000	362,250
Univision Communications 144A 7.375% 6/30/30 #	375,000	359,224
		6,563,201
Real Estate — 1.13%
Iron Mountain
144A 5.25% 3/15/28 #	460,000	450,305
144A 5.25% 7/15/30 #	260,000	248,387

Starwood Property Trust 144A 6.50% 7/1/30 #	114,000	114,219
		812,911
Retail — 3.92%
Asbury Automotive Group
144A 4.625% 11/15/29 #	90,000	83,882
4.75% 3/1/30	320,000	299,586
Bath & Body Works
6.875% 11/1/35	295,000	302,258
6.95% 3/1/33	200,000	203,392
Carvana
PIK 144A 13.00% 6/1/30 #, >	138,450	152,153
PIK 144A 14.00% 6/1/31 #, >	128,400	154,078

Magnera 144A 7.25% 11/15/31 #	255,000	249,259
Murphy Oil USA 144A 3.75% 2/15/31 #	450,000	397,052
PetSmart 144A 7.75% 2/15/29 #	540,000	522,653
Victra Holdings 144A 8.75% 9/15/29 #	435,000	456,919
		2,821,232
Services — 3.66%
ADT Security 144A 4.125% 8/1/29 #	470,000	432,573
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Avis Budget Car Rental 144A 5.75% 7/15/27 #	100,000	$ 98,207
GFL Environmental 144A 6.75% 1/15/31 #	265,000	272,448
Prime Security Services Borrower 144A 5.75% 4/15/26 #	265,000	265,090
Resideo Funding 144A 6.50% 7/15/32 #	310,000	310,774
S&S Holdings 144A 8.375% 10/1/31 #	260,000	263,118
United Rentals North America 3.875% 2/15/31	435,000	388,954
White Cap Buyer 144A 6.875% 10/15/28 #	610,000	606,348
		2,637,512
Technology & Electronics — 3.22%
Cloud Software Group 144A 6.50% 3/31/29 #	575,000	565,103
Entegris
144A 4.75% 4/15/29 #	212,000	203,176
144A 5.95% 6/15/30 #	230,000	228,334

Seagate HDD Cayman 5.75% 12/1/34	210,000	201,703
Sensata Technologies 144A 4.00% 4/15/29 #	575,000	528,173
UKG 144A 6.875% 2/1/31 #	480,000	487,491
Zebra Technologies 144A 6.50% 6/1/32 #	100,000	101,532
		2,315,512
Telecommunications — 5.55%
Connect Finco 144A 9.00% 9/15/29 #	295,000	269,056
Consolidated Communications
144A 5.00% 10/1/28 #	375,000	349,401
144A 6.50% 10/1/28 #	480,000	463,017
Frontier Communications Holdings
5.875% 11/1/29	200,000	199,064
144A 6.00% 1/15/30 #	755,000	754,111
144A 6.75% 5/1/29 #	255,000	256,488

Iliad Holding 144A 8.50% 4/15/31 #	600,000	638,618
Sable International Finance 144A 7.125% 10/15/32 #	400,000	392,592
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	485,000	417,618
VZ Secured Financing 144A 5.00% 1/15/32 #	285,000	252,569
		3,992,534

4

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation — 1.58%
Air Canada 144A 3.875% 8/15/26 #	410,000	$ 398,676
Genesee & Wyoming 144A 6.25% 4/15/32 #	730,000	735,313
		1,133,989
Total Corporate Bonds (cost $63,397,032)		62,053,076

Loan Agreements — 7.66%
Basic Industry — 2.40%
Form Technologies Tranche B 9.364% (SOFR03M + 4.85%) 7/22/25 •	553,444	546,526
Form Technologies TBD 1st Lien 5/1/30 X	158,000	155,762
Hexion Holdings 2nd Lien 11.895% (SOFR01M + 7.54%) 3/15/30 •	165,882	158,832
Ineos Quattro Holdings UK Tranche B 8.607% (SOFR01M + 4.25%) 10/1/31 •	175,000	174,234
PMHC II 9.058% (SOFR03M + 4.25%) 4/23/29 •	25,802	25,487
Usalco 8.357% (SOFR01M + 4.00%) 9/30/31 •	154,121	155,614
Vantage Specialty Chemicals 1st Lien 9.106% (SOFR01M + 4.75%) 10/26/26 •	515,853	510,049
		1,726,504
Capital Goods — 1.40%
Hunter Douglas Holding Tranche B-1 8.021% (SOFR03M + 3.50%) 2/26/29 •	201,876	202,129
Lsf12 Crown Us Commercial Bidco 8.587% (SOFR01M + 4.25%) 12/2/31 •	199,000	199,000
SPX Flow Tranche B 7.357% (SOFR01M + 3.00%) 4/5/29 •	234,413	236,702
SunSource Borrower 8.457% (SOFR01M + 4.10%) 3/25/31 •	367,225	368,556
		1,006,387
Electric — 0.00%
Calpine 6.107% (SOFR01M + 1.75%) 12/16/27 •	451	451
		451
Financial Services — 0.56%
Clover Holdings 2 7.75% 11/1/31	400,000	402,000
		402,000
Healthcare — 1.78%
Bausch & Lomb 7.689% (SOFR01M + 3.35%) 5/10/27 •	364,394	366,238
	Principalamount°	Value (US $)

Loan Agreements (continued)
Healthcare (continued)
Cotiviti 7.625% 5/1/31	361,000	$ 363,708
Heartland Dental 8.857% (SOFR01M + 4.50%) 4/28/28 •	545,875	547,581
		1,277,527
Media — 0.04%
Univision Communications 1st Lien 8.579% (SOFR03M + 4.25%) 6/24/29 •	31,204	31,412
		31,412
Services — 0.50%
Staples 10.177% (SOFR02M + 5.75%) 9/4/29 •	379,050	363,144
		363,144
Technology & Electronics — 0.98%
Applied Systems 2nd Lien 9.579% (SOFR03M + 5.25%) 2/23/32 •	341,000	351,408
BMC Software 10.335% (SOFR03M + 5.75%) 7/3/32 •	220,922	217,939
Icon Parent I 2nd Lien 9.516% (SOFR03M + 5.00%) 9/10/32 •	130,000	132,383
		701,730
Total Loan Agreements (cost $5,444,461)		5,509,155
	Number of shares
Short-Term Investments — 2.26%
Money Market Mutual Funds — 2.26%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	406,152	406,152
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	406,153	406,153
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	406,153	406,153
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	406,153	406,153
Total Short-Term Investments (cost $1,624,611)		1,624,611
Total Value of Securities—98.11% (cost $71,863,197)		$70,592,091

    5

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $55,293,057, which represents 76.85% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
X	This loan will settle after December 31, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at December 31, 2024:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Usalco TBD 9/30/31 X	$15,879	$15,879	$16,033	$154
Summary of abbreviations:
CLO – Collateralized Loan Obligation
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
6

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
December 31, 2024
Assets:
Investments, at value*	$70,592,091
Cash	11,760
Dividends and interest receivable	1,175,402
Receivable for securities sold	404,221
Unrealized appreciation on unfunded loan commitments**	154
Other assets	634
Total Assets	72,184,262
Liabilities:
Payable for securities purchased	154,840
Investment management fees payable to affiliates	40,592
Other accrued expenses	17,032
Accounting and administration expenses payable to affiliates	12,062
Payable for series shares redeemed	7,686
Distribution fees payable to affiliates	451
Total Liabilities	232,663
Total Net Assets	$71,951,599

Net Assets Consist of:
Paid-in capital	$81,625,304
Total distributable earnings (loss)	(9,673,705)
Total Net Assets	$71,951,599

Net Asset Value

Standard Class:
Net assets	$70,159,405
Shares of beneficial interest outstanding, unlimited authorization, no par	12,523,313
Net asset value per share	$5.60

Service Class:
Net assets	$1,792,194
Shares of beneficial interest outstanding, unlimited authorization, no par	323,480
Net asset value per share	$5.54
*Investments, at cost	$71,863,197
**See Note 9 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    7

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
Year ended December 31, 2024
Investment Income:
Interest	$5,070,672
Dividends	152,233
5,222,905

Expenses:
Management fees	473,686
Distribution expenses — Service Class	4,647
Audit and tax fees	52,511
Accounting and administration expenses	48,514
Dividend disbursing and transfer agent fees and expenses	5,325
Legal fees	4,037
Trustees’ fees	3,275
Custodian fees	3,238
Reports and statements to shareholders expenses	1,000
Registration fees	640
Other	19,161
616,034
Less expenses waived	(69,193)
Less expenses paid indirectly	(2,922)
Total operating expenses	543,919
Net Investment Income (Loss)	4,678,986

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,516,323)
Net change in unrealized appreciation (depreciation) on investments	1,483,959
Net Realized and Unrealized Gain (Loss)	(32,364)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,646,622
See accompanying notes, which are an integral part of the financial statements.
    8

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Fund for Income Series
	Year ended
	12/31/24	12/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,678,986	$4,859,587
Net realized gain (loss)	(1,516,323)	(2,831,527)
Net change in unrealized appreciation (depreciation)	1,483,959	7,011,013
Net increase (decrease) in net assets resulting from operations	4,646,622	9,039,073

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(4,910,224)	(4,476,747)
Service Class	(108,433)	(40,842)
	(5,018,657)	(4,517,589)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Standard Class	972,573	1,928,011
Service Class	692,080	555,764

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	4,910,224	4,476,747
Service Class	108,433	40,842
	6,683,310	7,001,364
Cost of shares redeemed:
Standard Class	(8,285,115)	(11,322,153)
Service Class	(76,001)	(18,526)
	(8,361,116)	(11,340,679)
Decrease in net assets derived from capital share transactions	(1,677,806)	(4,339,315)
Net Increase (Decrease) in Net Assets	(2,049,841)	182,169

Net Assets:
Beginning of year	74,001,440	73,819,271
End of year	$71,951,599	$74,001,440
See accompanying notes, which are an integral part of the financial statements.
    9

Financial highlights
Macquarie VIP Fund for Income Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$5.65	$5.31	$6.41	$6.44	$6.36

Income (loss) from investment operations:
Net investment income[1]	0.36	0.35	0.30	0.28	0.29
Net realized and unrealized gain (loss)	(0.02)	0.33	(0.99)	0.02	0.16
Total from investment operations	0.34	0.68	(0.69)	0.30	0.45

Less dividends and distributions from:
Net investment income	(0.39)	(0.34)	(0.32)	(0.33)	(0.37)
Net realized gain	—	—	(0.09)	—	—
Total dividends and distributions	(0.39)	(0.34)	(0.41)	(0.33)	(0.37)

Net asset value, end of period	$5.60	$5.65	$5.31	$6.41	$6.44

Total return[2]	6.53%[3]	13.27%[3]	(11.06%)[3]	4.88%	7.95%[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$70,160	$72,921	$73,373	$93,166	$97,868
Ratio of expenses to average net assets[4]	0.74%	0.74%	0.75%	0.80%	0.83%
Ratio of expenses to average net assets prior to fees waived[4]	0.83%	0.85%	0.86%	0.80%	0.87%
Ratio of net investment income to average net assets	6.43%	6.63%	5.40%	4.45%	4.73%
Ratio of net investment income to average net assets prior to fees waived	6.34%	6.52%	5.29%	4.45%	4.69%
Portfolio turnover	56%	33%	35%	86%	131%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    10

Macquarie VIP Fund for Income Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Year ended		3/31/22[1] to 12/31/22
	12/31/24	12/31/23
Net asset value, beginning of period	$5.62	$5.30	$6.13

Income (loss) from investment operations:
Net investment income[2]	0.34	0.34	0.23
Net realized and unrealized gain (loss)	(0.01)	0.31	(0.65)
Total from investment operations	0.33	0.65	(0.42)

Less dividends and distributions from:
Net investment income	(0.41)	(0.33)	(0.32)
Net realized gain	—	—	(0.09)
Total dividends and distributions	(0.41)	(0.33)	(0.41)

Net asset value, end of period	$5.54	$5.62	$5.30

Total return[3]	6.30%	12.85%	(7.18%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,792	$1,080	$446
Ratio of expenses to average net assets[4]	1.04%	1.04%	1.04%
Ratio of expenses to average net assets prior to fees waived[4]	1.13%	1.15%	1.23%
Ratio of net investment income to average net assets	6.13%	6.38%	5.90%
Ratio of net investment income to average net assets prior to fees waived	6.04%	6.27%	5.71%
Portfolio turnover	56%	33%	35%[5]
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[5]	Portfolio turnover is representative of the Series for the entire period.
See accompanying notes, which are an integral part of the financial statements.
    11

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
December 31, 2024
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Fund for Income Series (formerly, Delaware VIP Fund for Income Series through April 30, 2024) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Series' valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Open-end investment companies, other than exchange-traded funds (ETFs), are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the year ended December 31, 2024, and for all open tax years (years ended December 31, 2021–December 31, 2023), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the year ended December 31, 2024, the Series did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
    12

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, the Series’ investment adviser, acts as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements. Adoption of the new standard impacted the Series’ financial statements note disclosures only, and did not affect the Series’ financial position or the results of its operations.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2024, the Series earned $2,920 under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2024, the Series earned $2 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and
    13

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
liquidations), in order to prevent total annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets from January 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from January 1, 2024 through April 30, 2025, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Standard Class	Service Class
0.74%	1.04%
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the Affiliated Sub-Advisors). DMC may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended December 31, 2024, the Series paid $7,283 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended December 31, 2024, the Series paid $5,466 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the year ended December 31, 2024, the Series paid $1,761 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
    14

MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Series.
3. Investments
For the year ended December 31, 2024, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$39,177,743
Sales	40,769,466
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Series were as follows:

Cost of investments	$72,074,949
Aggregate unrealized appreciation of investments	$1,198,695
Aggregate unrealized depreciation of investments	(2,681,553)
Net unrealized depreciation of investments	$(1,482,858)
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
    15

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
3. Investments (continued)
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Total
Securities
Assets:
Collateralized Debt Obligations	$—	$1,405,249	$1,405,249
Corporate Bonds	—	62,053,076	62,053,076
Loan Agreements	—	5,509,155	5,509,155
Short-Term Investments	1,624,611	—	1,624,611
Total Value of Securities	$1,624,611	$68,967,480	$70,592,091
During the year ended December 31, 2024, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Series’ net assets. As of December 31, 2024, there were no Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year ended
	12/31/24	12/31/23
Ordinary income	$5,018,657	$4,517,589
5. Components of Net Assets on a Tax Basis
As of December 31, 2024, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$81,625,304
Undistributed ordinary income	4,772,574
Capital loss carryforwards	(12,963,575)
Unrealized depreciation of investments	(1,482,704)
Net assets	$71,951,599

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and market premium on debt instruments.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2024, the Series had no reclassifications.
    16

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2024, the Series has capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character*
Short-term	Long-term	Total
$ (1,905,936)	$(11,057,639)	$ (12,963,575)
* A portion of the Series’ capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
6. Capital Shares
Transactions in capital shares were as follows:

	Year ended
	12/31/24	12/31/23
Shares sold:
Standard Class	174,214	358,364
Service Class	124,296	103,710

Shares issued upon reinvestment of dividends and distributions:
Standard Class	935,281	862,572
Service Class	20,852	7,900
	1,254,643	1,332,546
Shares redeemed:
Standard Class	(1,494,602)	(2,117,684)
Service Class	(13,832)	(3,490)
	(1,508,434)	(2,121,174)
Net decrease	(253,791)	(788,628)
7. Line of Credit
The Series, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
The Series had no amounts outstanding as of December 31, 2024, or at any time during the year then ended.
8. Securities Lending
The Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the
    17

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
8. Securities Lending (continued)
following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the year ended December 31, 2024, the Series had no securities out on loan.
9. Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
    18

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.
The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended , and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2024, that would require recognition or disclosure in the Series’ financial statements.
    19

Report of independent registered public accounting firm
To the Board of Trustees of Delaware VIP Trust and Shareholders of Macquarie VIP Fund for Income Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie VIP Fund for Income Series (one of the series constituting Delaware VIP Trust, referred to hereafter as the “Series”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents, and agent banks. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 28, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.
    20

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
Tax Information
The information set forth below is for the Series’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Series. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Series to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended December 31, 2024, the Series reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Series' total distributions.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on
August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie VIP Small Cap Value Series, Macquarie VIP Emerging Markets Series, Macquarie VIP Opportunity Series, Macquarie VIP Total Return Series, Macquarie VIP Fund for Income Series, Macquarie VIP Growth Equity Series, Macquarie VIP Growth and Income Series, Macquarie VIP Investment Grade Series and Macquarie VIP Limited Duration Bond Series (each, a “Fund” and together, the “Funds”) Investment Management Agreements with Delaware Management Company (DMC) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (MIMGL), Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) and Macquarie Investment Management Europe Limited (MIMEL) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreements and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreements and the Sub-Advisory Agreements. In considering and approving the Investment Management
    21

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on
August 13-15, 2024 (continued)
Agreements and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreements and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreements and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreements and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.  The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (Macquarie), the parent company of DMC, regarding Macquarie’s commitment to the US mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services, including each Fund’s portfolio managers. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities, provide portfolio
    22

management services and assist with security trades, as applicable.  The Board took into account that the Sub-Advisory Agreements may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Funds.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023.
Macquarie VIP Small Cap Value Series. The Performance Universe for the Fund consisted of the Fund and all small-cap value funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the fourth quartile of its Performance Universe and for the 3- and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 10-year period was above the median of its Performance Universe, for the 1-and 5-year periods was below the median of its Performance Universe and for the 3-year period was equal to the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-, 5-, and 10-year periods and underperformed its benchmark index for the 1-year period. The Board noted that the Fund was generally performing in line with its benchmark index during the periods under review. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Emerging Markets Series. The Performance Universe for the Fund consisted of the Fund and all emerging markets funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the first quartile of its Performance Universe and for the 3- and 5-year periods was in the third and second quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was above the median of its Performance Universe and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index (both gross and net of dividends) for the 1- and 5-year periods, underperformed its benchmark index (both gross and net of dividends) for the 3-year period, underperformed its benchmark index of gross of dividends for the 10-year period, and performance was approximately equal to its benchmark index net of dividends for the 10-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during certain of the periods under review. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Opportunity Series. The Performance Universe for the Fund consisted of the Fund and all small-cap core funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 3- and 10-year periods was in the second quartile of its Performance Universe and for the 1- and 5-year periods was in the third and first quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3-, 5-, and 10-year periods was above the median of its Performance Universe and for the 1-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3- and 5-year periods and underperformed its benchmark index for the 1- and 10-year periods. The Board noted that the Fund was generally performing in line with its
    23

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on
August 13-15, 2024 (continued)
Performance Universe and benchmark index during the periods under review. The Board, however, noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 4, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of October 2019. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the 1- and 10-year periods.
Macquarie VIP Total Return Series. The Performance Universe for the Fund consisted of the Fund and all mixed-asset target allocation moderate funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the third quartile of its Performance Universe and for the 3- and 5-year periods was in the first and second quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3- and 5-year periods was above the median of its Performance Universe and for the 1- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board, however, noted that the portfolio manager only began managing the Fund in May 2022. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Fund for Income Series. The Performance Universe for the Fund consisted of the Fund and all high yield funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the first and third quartile, respectively, of its Performance Universe and for the 3- and 5-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was above the median of its Performance Universe and for the 10-year period was below the median of its Performance Universe. The Board also noted that the Fund slightly underperformed its benchmark index for the 1-, 3-, and 10-year periods and performed approximately equal to its benchmark index for the 5-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during the periods under review. The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of October 2019.
Macquarie VIP Growth Equity Series. The Performance Universe for the Fund consisted of the Fund and all multi-cap growth funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-year period and underperformed its benchmark index for the 1-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe during the periods under review. The Board, however, noted the limited period of performance data available since the Fund adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of May 2022. Finally, the Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Growth and Income Series. The Performance Universe for the Fund consisted of the Fund and all equity income funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the first quartile of its Performance Universe and for the 5- and 10-year periods was in the second and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was above the median of its Performance Universe and for the 10-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, and 5-year periods and
    24

underperformed its benchmark index for the 10-year period. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index during the periods under review (except for the 10-year period). The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of January 2021.
Macquarie VIP Investment Grade Series. The Performance Universe for the Fund consisted of the Fund and all BBB-rated corporate debt funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the second quartile of its Performance Universe and for the 3-year period was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was above the median of its Performance Universe and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of October 2019. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Limited Duration Bond Series. The Performance Universe for the Fund consisted of the Fund and all short-intermediate investment-grade debt funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year and since inception periods was in the fourth quartile of its Performance Universe and for the 3- and 5-year periods was in the second and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3-year period was above the median of its Performance Universe and for the 1- and 5-year and since inception periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1- and 5-year periods, was approximately equal to its benchmark index for the 3-year period and underperformed its benchmark index for the since inception period. The Board, however, noted that the Fund adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its Performance Universe for the various periods. The Board noted that it would continue to evaluate the Fund’s performance as the Fund changed its portfolio management team in May 2024 that was not reflected in the performance data.
Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar funds underlying variable insurance products with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with a Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
Macquarie VIP Small Cap Value Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
    25

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on
August 13-15, 2024 (continued)
Macquarie VIP Emerging Markets Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Opportunity Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Total Return Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Fund for Income Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Growth Equity Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Growth and Income Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Investment Grade Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Limited Duration Bond Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreements and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2024, Macquarie VIP Growth and Income Series’ net assets exceeded its first breakpoint level and Macquarie VIP Small Cap Value Series’ net assets exceeded its second breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
    26

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services.  In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreements and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.
    27

(4215549)
AR-VIPFFI-0225

Delaware VIP® Trust
Macquarie VIP Limited Duration Bond Series
(formerly, Delaware VIP Limited Duration Bond Series)
Financial statements and other information
For the year ended December 31, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
December 31, 2024
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.92%
Freddie Mac REMIC Series 5092 WG 1.00% 4/25/31	167,006	$ 153,641
Total Agency Collateralized Mortgage Obligations (cost $167,997)		153,641

Agency Mortgage-Backed Securities — 5.89%
Fannie Mae S.F. 30 yr
4.50% 1/1/50	299,596	290,175
5.00% 7/1/47	205,263	204,533
5.00% 5/1/48	74,139	73,231
Fannie Mae S.F. 30 yr TBA
5.50% 1/1/55	190,000	187,482
6.00% 1/1/55	171,000	171,788

Freddie Mac S.F. 30 yr 5.00% 8/1/48	61,895	61,018
Total Agency Mortgage-Backed Securities (cost $1,063,163)		988,227

Collateralized Debt Obligations — 2.99%
Canyon Capital CLO Series 2019-2A AR 144A 6.098% (TSFR03M + 1.44%, Floor 1.18%) 10/15/34 #, •	250,000	250,170
Dryden CLO Series 2020-83A AR 144A 6.162% (TSFR03M + 1.53%, Floor 1.53%) 4/18/37 #, •	250,000	251,171
Total Collateralized Debt Obligations (cost $500,000)		501,341

Corporate Bonds — 29.72%
Banking — 9.30%
Bank of America
5.819% 9/15/29 μ	45,000	46,123
6.204% 11/10/28 μ	5,000	5,177

Bank of New York Mellon 5.802% 10/25/28 μ	38,000	39,015
BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	195,328
Citigroup
2.014% 1/25/26 μ	30,000	29,934
6.75% 2/15/30 μ, ψ	30,000	29,831

Fifth Third Bancorp 2.375% 1/28/25	35,000	34,933
JPMorgan Chase & Co.
5.012% 1/23/30 μ	30,000	29,978
5.571% 4/22/28 μ	30,000	30,514

KeyCorp 5.716% (SOFRINDX + 1.25%) 5/23/25 •	45,000	45,041
Morgan Stanley 6.138% 10/16/26 μ	335,000	338,485
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

PNC Bank 3.875% 4/10/25	250,000	$ 249,243
Popular 7.25% 3/13/28	20,000	20,614
State Street 4.993% 3/18/27	35,000	35,296
Truist Bank 4.632% 9/17/29 μ	215,000	209,792
US Bancorp
4.653% 2/1/29 μ	13,000	12,871
5.384% 1/23/30 μ	10,000	10,086
5.727% 10/21/26 μ	16,000	16,113
6.787% 10/26/27 μ	15,000	15,511

Wells Fargo & Co. 3.908% 4/25/26 μ	165,000	164,521
		1,558,406
Basic Industry — 0.26%
Novelis 144A 3.25% 11/15/26 #	45,000	42,903
		42,903
Brokerage — 0.52%
Jefferies Financial Group 5.875% 7/21/28	85,000	86,948
		86,948
Capital Goods — 1.58%
Amphenol 5.05% 4/5/27	15,000	15,133
Boeing 2.196% 2/4/26	50,000	48,518
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	40,000	40,859
Parker-Hannifin 4.25% 9/15/27	70,000	69,273
RTX 5.75% 11/8/26	89,000	90,657
		264,440
Communications — 1.73%
Charter Communications Operating 6.15% 11/10/26	45,000	45,891
Meta Platforms 4.30% 8/15/29	80,000	79,012
Sirius XM Radio 144A 5.00% 8/1/27 #	65,000	63,272
T-Mobile USA 3.75% 4/15/27	105,000	102,611
		290,786
Consumer Cyclical — 1.13%
Carnival 144A 7.625% 3/1/26 #	31,000	31,069
Home Depot 4.875% 6/25/27	10,000	10,097
Hyundai Capital America 144A 5.275% 6/24/27 #	85,000	85,707
Prime Security Services Borrower
144A 3.375% 8/31/27 #	30,000	28,085
144A 5.75% 4/15/26 #	35,000	35,012
		189,970
Consumer Non-Cyclical — 1.06%
Bunge Limited Finance 1.63% 8/17/25	135,000	132,476

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Coca-Cola Consolidated 5.25% 6/1/29	45,000	$ 45,646
		178,122
Electric — 4.99%
AEP Texas 5.45% 5/15/29	80,000	81,071
Avangrid 3.20% 4/15/25	60,000	59,704
Duke Energy Carolinas 3.95% 11/15/28	85,000	82,657
Fells Point Funding Trust 144A 3.046% 1/31/27 #	100,000	96,210
FirstEnergy Pennsylvania Electric 144A 5.20% 4/1/28 #	60,000	60,302
National Rural Utilities Cooperative Finance
1.875% 2/7/25	135,000	134,600
4.45% 3/13/26	55,000	54,910
4.80% 3/15/28	40,000	40,082

NextEra Energy Capital Holdings 5.749% 9/1/25	10,000	10,064
Pacific Gas & Electric 5.55% 5/15/29	20,000	20,336
PacifiCorp 5.10% 2/15/29	10,000	10,075
Southern 4.85% 6/15/28	85,000	85,164
Vistra Operations
144A 4.30% 7/15/29 #	90,000	86,012
144A 5.125% 5/13/25 #	16,000	15,995
		837,182
Energy — 2.36%
ConocoPhillips 2.40% 3/7/25	8,000	7,966
Energy Transfer 5.55% 2/15/28	130,000	132,059
Expand Energy 5.70% 1/23/25	10,000	10,008
Kinder Morgan
5.00% 2/1/29	10,000	9,970
5.10% 8/1/29	35,000	35,013

NuStar Logistics 5.75% 10/1/25	73,000	73,227
Occidental Petroleum 5.50% 12/1/25	58,000	58,202
ONEOK 5.65% 11/1/28	10,000	10,207
Targa Resources Partners 5.00% 1/15/28	60,000	59,387
		396,039
Finance Companies — 2.26%
AerCap Ireland Capital DAC 5.10% 1/19/29	150,000	149,954
Air Lease 2.875% 1/15/26	80,000	78,336
Aviation Capital Group
144A 1.95% 1/30/26 #	80,000	77,499
144A 5.375% 7/15/29 #	30,000	30,037

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)

Avolon Holdings Funding 144A 4.95% 1/15/28 #	20,000	$ 19,826
Blackstone Private Credit Fund 144A 5.60% 11/22/29 #	20,000	19,758
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	3,000	3,025
		378,435
Insurance — 2.09%
Aon North America 5.125% 3/1/27	25,000	25,179
Arthur J Gallagher & Co. 4.85% 12/15/29	135,000	134,442
Met Tower Global Funding 144A 3.70% 6/13/25 #	150,000	149,419
New York Life Global Funding 144A 5.45% 9/18/26 #	40,000	40,626
		349,666
Natural Gas — 0.54%
Sempra 6.40% 10/1/54 μ	16,000	15,904
Sempra Energy 3.30% 4/1/25	75,000	74,702
		90,606
Technology — 1.84%
Accenture Capital 4.05% 10/4/29	60,000	58,250
Broadcom 3.15% 11/15/25	140,000	138,229
Oracle
4.20% 9/27/29	20,000	19,324
5.80% 11/10/25	45,000	45,463

S&P Global 2.45% 3/1/27	50,000	47,810
		309,076
Transportation — 0.06%
United Airlines 144A 4.375% 4/15/26 #	10,000	9,840
		9,840
Total Corporate Bonds (cost $4,988,961)		4,982,419

Non-Agency Asset-Backed Securities — 20.21%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	300,000	301,591
BA Credit Card Trust Series 2022-A2 5.00% 4/15/28	250,000	251,280
BMW Vehicle Lease Trust Series 2023-1 A3 5.16% 11/25/25	64,219	64,264
Chase Issuance Trust Series 2024-A1 A 4.60% 1/16/29	200,000	200,518

	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	58,052	$ 58,177
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	200,000	201,020
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	12,631	12,625
Series 2023-3 A2 144A 6.40% 3/20/30 #	81,565	83,104

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	100,000	100,493
Ford Credit Auto Owner Trust
Series 2022-A B 1.91% 7/15/27	86,000	83,878
Series 2024-B A3 5.10% 4/15/29	200,000	202,337

Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	200,000	202,737
GMF Floorplan Owner Revolving Trust Series 2023-1 A2 144A 5.748% (SOFR + 1.15%) 6/15/28 #, •	250,000	252,747
Hyundai Auto Lease Securitization Trust
Series 2023-A A3 144A 5.05% 1/15/26 #	66,582	66,612
Series 2024-A A3 144A 5.02% 3/15/27 #	100,000	100,519
Series 2024-C A3 144A 4.62% 4/17/28 #	100,000	100,056

Mercedes-Benz Auto Lease Trust Series 2024-A A2B 5.018% (SOFR + 0.42%) 2/16/27 •	99,579	99,579
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 5.498% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	200,000	201,265
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	200,000	201,065
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	100,000	100,131
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	100,000	101,364
Verizon Master Trust
Series 2022-2 B 1.83% 7/20/28	86,000	85,856
Series 2024-3 A1A 5.34% 4/22/30	100,000	101,684

Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.235% (SOFR + 0.63%) 3/22/27 •	114,177	114,383
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Wheels Fleet Lease Funding 1Series 2024-3A A1 144A 4.80% 9/19/39 #	100,000	$ 99,891
Total Non-Agency Asset-Backed Securities (cost $3,368,285)		3,387,176

Non-Agency Collateralized Mortgage Obligations — 1.72%
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.069% (SOFR + 1.50%) 10/25/43 #, •	66,418	66,736
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 6.419% (SOFR + 1.85%) 11/25/43 #, •	46,968	47,487
OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, ~	78,490	79,578
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, ~	93,423	94,381
Total Non-Agency Collateralized Mortgage Obligations (cost $285,297)		288,182

US Treasury Obligations — 37.99%
US Treasury Notes
3.875% 10/15/27	495,000	489,875
4.00% 12/15/27	490,000	486,251
4.125% 10/31/27	535,000	532,973
4.125% 11/15/27	1,120,000	1,115,233
4.25% 11/30/26	1,165,000	1,164,859
4.375% 7/31/26	1,200,000	1,202,167
4.375% 7/15/27	645,000	646,756
4.625% 6/30/26	280,000	281,543
4.875% 4/30/26	445,000	448,526
Total US Treasury Obligations (cost $6,378,640)		6,368,183
	Number of shares
Short-Term Investments — 2.08%
Money Market Mutual Funds — 2.08%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	87,328	87,328
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	87,328	87,328

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	87,328	$ 87,328
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	87,329	87,329
Total Short-Term Investments (cost $349,313)		349,313
Total Value of Securities—101.52% (cost $17,101,656)		$17,018,482
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $3,341,059, which represents 19.93% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at December 31, 2024.

The following futures contracts were outstanding at December 31, 2024:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
5	US Treasury 2 yr Notes	$1,028,047	$1,027,887	3/31/25	$160	$—
(1)	US Treasury 5 yr Notes	(106,305)	(106,756)	3/31/25	451	94
Total Futures Contracts			$921,131		$611	$94
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
Summary of abbreviations: (continued)
SOFRINDX – Secured Overnight Financing Rate Index
TBA – To be announced
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
December 31, 2024
Assets:
Investments, at value*	$17,018,482
Foreign currencies, at valueΔ	211
Cash	10,748
Cash collateral due from brokers	6,435
Dividends and interest receivable	134,468
Variation margin due from broker on futures contracts	94
Other assets	171
Total Assets	17,170,609
Liabilities:
Payable for securities purchased	364,236
Other accrued expenses	28,275
Payable for series shares redeemed	13,179
Investment management fees payable to affiliates	1,623
Total Liabilities	407,313
Total Net Assets	$16,763,296

Net Assets Consist of:
Paid-in capital	$19,512,002
Total distributable earnings (loss)	(2,748,706)
Total Net Assets	$16,763,296

Net Asset Value

Standard Class:
Net assets	$16,763,296
Shares of beneficial interest outstanding, unlimited authorization, no par	1,832,413
Net asset value per share	$9.15
*Investments, at cost	$17,101,656
ΔForeign currencies, at cost	225
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
Year ended December 31, 2024
Investment Income:
Interest	$758,181
Dividends	28,753
786,934

Expenses:
Management fees	89,190
Audit and tax fees	52,152
Accounting and administration expenses	40,460
Custodian fees	1,993
Legal fees	991
Trustees’ fees	808
Dividend disbursing and transfer agent fees and expenses	570
Registration fees	161
Reports and statements to shareholders expenses	45
Other	16,254
202,624
Less expenses waived and reimbursed	(107,553)
Less expenses paid indirectly	(528)
Total operating expenses	94,543
Net Investment Income (Loss)	692,391

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	60,661
Futures contracts	(14,940)
Swap contracts	1,383
Net realized gain (loss)	47,104
Net change in unrealized appreciation (depreciation) on:
Investments	34,155
Foreign currencies	(195)
Futures contracts	(33,613)
Net change in unrealized appreciation (depreciation)	347
Net Realized and Unrealized Gain (Loss)	47,451
Net Increase (Decrease) in Net Assets Resulting from Operations	$739,842
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Limited Duration Bond Series
	Year ended
	12/31/24	12/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$692,391	$595,676
Net realized gain (loss)	47,104	(310,143)
Net change in unrealized appreciation (depreciation)	347	691,680
Net increase (decrease) in net assets resulting from operations	739,842	977,213

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(674,203)	(516,046)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Standard Class	630,796	2,027,481

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	674,203	516,046
	1,304,999	2,543,527
Cost of shares redeemed:
Standard Class	(3,349,203)	(3,857,614)
Decrease in net assets derived from capital share transactions	(2,044,204)	(1,314,087)
Net Decrease in Net Assets	(1,978,565)	(852,920)

Net Assets:
Beginning of year	18,741,861	19,594,781
End of year	$16,763,296	$18,741,861
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Limited Duration Bond Series Standard Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.12	$8.89	$9.47	$9.74	$9.66

Income (loss) from investment operations:
Net investment income[1]	0.35	0.27	0.18	0.09	0.12
Net realized and unrealized gain (loss)	0.02	0.19	(0.57)	(0.15)	0.24
Total from investment operations	0.37	0.46	(0.39)	(0.06)	0.36

Less dividends and distributions from:
Net investment income	(0.34)	(0.23)	(0.19)	(0.21)	(0.28)
Total dividends and distributions	(0.34)	(0.23)	(0.19)	(0.21)	(0.28)

Net asset value, end of period	$9.15	$9.12	$8.89	$9.47	$9.74

Total return[2]	4.23%	5.29%	(4.19%)	(0.68%)	3.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,763	$18,742	$19,595	$25,263	$28,936
Ratio of expenses to average net assets[3]	0.53%	0.53%	0.53%	0.60%	0.75%
Ratio of expenses to average net assets prior to fees waived[3]	1.13%	1.15%	1.14%	0.94%	1.03%
Ratio of net investment income to average net assets	3.88%	3.07%	2.03%	0.90%	1.25%
Ratio of net investment income to average net assets prior to fees waived	3.28%	2.45%	1.42%	0.56%	0.97%
Portfolio turnover	186%	124%	157%	252%	126%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[3]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
December 31, 2024
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Limited Duration Bond Series (formerly, Delaware VIP Limited Duration Bond Series through April 30, 2024) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation — Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as the Series’ valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies, other than exchange-traded funds (ETFs), are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes —  No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the year ended December 31, 2024, and for all open tax years (years ended December 31, 2021–December 31, 2023), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in "Interest and tax penalties" on the “Statement of operations.” During the year ended December 31, 2024, the Series did not incur any interest or tax penalties.

To Be Announced Trades (TBA)  — The Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments  —  The Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Series intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization  —  In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Series under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds), in which the Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
1. Significant Accounting Policies (continued)
potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, the Series’ investment adviser, acts as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements. Adoption of the new standard impacted the Series’ financial statements note disclosures only, and did not affect the Series’ financial position or the results of its operations.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2024, the Series earned $526 under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2024, the Series earned $2 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any
12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.53% of the Series’ average daily net assets for the Standard Class from January 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the Affiliated Sub-Advisors). DMC may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended December 31, 2024, the Series paid $4,803 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended December 31, 2024, the Series paid $1,338 for these services.

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the year ended December 31, 2024, the Series paid $311 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Series.
3. Investments
For the year ended December 31, 2024, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$4,842,171
Purchases of US government securities	27,477,411
Sales other than US government securities	8,249,473
Sales of US government securities	25,762,044
The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Series were as follows:

Cost of investments and derivatives	$17,145,244
Aggregate unrealized appreciation of investments and derivatives	$95,397
Aggregate unrealized depreciation of investments and derivatives	(221,548)
Net unrealized depreciation of investments and derivatives	$(126,151)
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
3. Investments (continued)
asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$153,641	$153,641
Agency Mortgage-Backed Securities	—	988,227	988,227
Collateralized Debt Obligations	—	501,341	501,341
Corporate Bonds	—	4,982,419	4,982,419
Non-Agency Asset-Backed Securities	—	3,387,176	3,387,176
Non-Agency Collateralized Mortgage Obligations	—	288,182	288,182
US Treasury Obligations	—	6,368,183	6,368,183
Short-Term Investments	349,313	—	349,313
Total Value of Securities	$349,313	$16,669,169	$17,018,482

Derivatives[1]
Assets:
Futures Contracts	$611	$—	$611

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
During the year ended December 31, 2024, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Series’ net assets. As of December 31, 2024, there were no Level 3 investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year ended
	12/31/24	12/31/23
Ordinary income	$674,203	$516,046
5. Components of Net Assets on a Tax Basis
As of December 31, 2024, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$19,512,002
Undistributed ordinary income	726,207
Capital loss carryforwards	(3,348,616)
Unrealized appreciation (depreciation) of investments, foreign currencies and derivatives	(126,297)
Net assets	$16,763,296

Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currency.
The differences between book basis and tax basis components of net assets are primarily attributable to mark-to-market on futures contracts and tax treatment of market discount and premium on debt instruments.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2024, the Series had no reclassifications.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2024, the Series has capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character*
Short-term	Long-term	Total
$ (1,620,020)	$(1,728,596)	$ (3,348,616)
*A portion of the Series’ capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
6. Capital Shares
Transactions in capital shares were as follows:

	Year ended
	12/31/24	12/31/23
Shares sold:
Standard Class	69,652	226,044

Shares issued upon reinvestment of dividends and distributions:
Standard Class	76,876	58,509
	146,528	284,553
Shares redeemed:
Standard Class	(369,495)	(433,325)
Net decrease	(222,967)	(148,772)
7. Line of Credit
The Series, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
The Series had no amounts outstanding as of December 31, 2024, or at any time during the year then ended.
8. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At December 31, 2024, the Series posted $6,435 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”

During the year ended December 31, 2024, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts — The Series may enter into CDS contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between a Series and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the year ended December 31, 2024, the Series entered into CDS contracts as a purchaser of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the year ended December 31, 2024, the Series did not enter into any CDS contracts as a seller of protection.
CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were outstanding at December 31, 2024.
During the year ended December 31, 2024, the Series entered into CDS contracts to gain exposure to certain securities or markets.
Fair values of derivative instruments as of December 31, 2024 were as follows:
Asset Derivatives Fair Value
Statement of assets and liabilities location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$611
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Series’ “Statement of assets and liabilities.”

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
8. Derivatives (continued)
The effect of derivative instruments on the “Statement of operations” for the year ended December 31, 2024 was as follows:
	Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(14,940)	$—	$(14,940)
Credit contracts	—	1,383	1,383
Total	$(14,940)	$1,383	$(13,557)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts
Interest rate contracts	$(33,613)
The table below summarizes the average daily balance of derivative holdings by the Series during the year ended December 31, 2024:
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	$2,510,788	$110,792
CDS contracts (average notional amount)*	—	4,921
*Long represents buying protection and short represents selling protection.
9. Securities Lending
The Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the year ended December 31, 2024, the Series had no securities out on loan.
10. Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Series' investments in debt securities are subject to credit risk, which is the risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.
The Series may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Series to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Series could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
10. Credit and Market Risks (continued)
mortgage-backed, asset-backed, or fixed-income securities. For example, the Series' investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Series to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2024, that would require recognition or disclosure in the Series’ financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Delaware VIP Trust and Shareholders of Macquarie VIP Limited Duration Bond Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie VIP Limited Duration Bond Series (one of the series constituting Delaware VIP Trust, referred to hereafter as the “Series”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 28, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
Tax Information
The information set forth below is for the Series’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Series. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Series to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended December 31, 2024, the Series reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)	100.00%
(A) is based on a percentage of the Series' total distributions.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie VIP Small Cap Value Series, Macquarie VIP Emerging Markets Series, Macquarie VIP Opportunity Series, Macquarie VIP Total Return Series, Macquarie VIP Fund for Income Series, Macquarie VIP Growth Equity Series, Macquarie VIP Growth and Income Series, Macquarie VIP Investment Grade Series and Macquarie VIP Limited Duration Bond Series (each, a “Fund” and together, the “Funds”) Investment Management Agreements with Delaware Management Company (DMC) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (MIMGL), Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) and Macquarie Investment Management Europe Limited (MIMEL) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreements and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreements and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreements and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreements and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreements and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreements and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.  The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (Macquarie), the parent company of DMC, regarding Macquarie’s commitment to the US mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services, including each Fund’s portfolio managers. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable.  The Board took into account that the Sub-Advisory Agreements may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Funds.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
(continued)
companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023.
Macquarie VIP Small Cap Value Series. The Performance Universe for the Fund consisted of the Fund and all small-cap value funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the fourth quartile of its Performance Universe and for the 3- and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 10-year period was above the median of its Performance Universe, for the 1-and 5-year periods was below the median of its Performance Universe and for the 3-year period was equal to the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-, 5-, and 10-year periods and underperformed its benchmark index for the 1-year period. The Board noted that the Fund was generally performing in line with its benchmark index during the periods under review. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Emerging Markets Series. The Performance Universe for the Fund consisted of the Fund and all emerging markets funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the first quartile of its Performance Universe and for the 3- and 5-year periods was in the third and second quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was above the median of its Performance Universe and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index (both gross and net of dividends) for the 1- and 5-year periods, underperformed its benchmark index (both gross and net of dividends) for the 3-year period, underperformed its benchmark index of gross of dividends for the 10-year period, and performance was approximately equal to its benchmark index net of dividends for the 10-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during certain of the periods under review. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Opportunity Series. The Performance Universe for the Fund consisted of the Fund and all small-cap core funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 3- and 10-year periods was in the second quartile of its Performance Universe and for the 1- and 5-year periods was in the third and first quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3-, 5-, and 10-year periods was above the median of its Performance Universe and for the 1-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3- and 5-year periods and underperformed its benchmark index for the 1- and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during the periods under review. The Board, however, noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 4, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of October 2019. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the 1- and 10-year periods.
Macquarie VIP Total Return Series. The Performance Universe for the Fund consisted of the Fund and all mixed-asset target allocation moderate funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the third quartile of its Performance Universe and for the 3- and 5-year periods was in the first and second quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3- and 5-year periods was above the median of its Performance Universe and for the 1- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board, however, noted that the portfolio manager only began managing the Fund in May 2022. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Fund for Income Series. The Performance Universe for the Fund consisted of the Fund and all high yield funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the first and third quartile, respectively, of its Performance Universe and for the 3- and 5-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was above the median of its Performance Universe and for the 10-year period was below the median of its Performance Universe. The Board also noted that the Fund slightly underperformed its benchmark index for the 1-, 3-, and 10-year periods and performed approximately equal to its benchmark index for the 5-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during the periods under review. The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of October 2019.
Macquarie VIP Growth Equity Series. The Performance Universe for the Fund consisted of the Fund and all multi-cap growth funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-year period and underperformed its benchmark index for the 1-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe during the periods under review. The Board, however, noted the limited period of performance data available since the Fund adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of May 2022. Finally, the Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Growth and Income Series. The Performance Universe for the Fund consisted of the Fund and all equity income funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the first quartile of its Performance Universe and for the 5- and 10-year periods was in the second and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was above the median of its Performance Universe and for the 10-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, and 5-year periods and underperformed its benchmark index for the 10-year period. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index during the periods under review (except for the 10-year period). The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of January 2021.

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
(continued)
Macquarie VIP Investment Grade Series. The Performance Universe for the Fund consisted of the Fund and all BBB-rated corporate debt funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the second quartile of its Performance Universe and for the 3-year period was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was above the median of its Performance Universe and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of October 2019. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Limited Duration Bond Series. The Performance Universe for the Fund consisted of the Fund and all short-intermediate investment-grade debt funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year and since inception periods was in the fourth quartile of its Performance Universe and for the 3- and 5-year periods was in the second and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3-year period was above the median of its Performance Universe and for the 1- and 5-year and since inception periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1- and 5-year periods, was approximately equal to its benchmark index for the 3-year period and underperformed its benchmark index for the since inception period. The Board, however, noted that the Fund adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its Performance Universe for the various periods. The Board noted that it would continue to evaluate the Fund’s performance as the Fund changed its portfolio management team in May 2024 that was not reflected in the performance data.
Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar funds underlying variable insurance products with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with a Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
Macquarie VIP Small Cap Value Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Emerging Markets Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Macquarie VIP Opportunity Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Total Return Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Fund for Income Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Growth Equity Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Growth and Income Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Investment Grade Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Limited Duration Bond Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreements and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2024, Macquarie VIP Growth and Income Series’ net assets exceeded its first breakpoint level and Macquarie VIP Small Cap Value Series’ net assets exceeded its second breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
(continued)
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services.  In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreements and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

(4215549)
AR-VIPLDB-0225

Delaware VIP® Trust
Macquarie VIP Opportunity Series
(formerly, Delaware VIP Opportunity Series)
Financial statements and other information
For the year ended December 31, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Opportunity Series
December 31, 2024
	Number of shares	Value (US $)
Common Stocks — 98.25%
Basic Materials — 6.43%
Beacon Roofing Supply †	11,188	$ 1,136,477
Boise Cascade	7,884	937,092
Huntsman	38,306	690,657
Kaiser Aluminum	5,156	362,312
Minerals Technologies	11,941	910,024
Reliance	3,524	948,873
		4,985,435
Business Services — 5.40%
ABM Industries	10,524	538,618
Aramark	16,337	609,534
ASGN †	6,403	533,626
Casella Waste Systems Class A †	5,341	565,131
Clean Harbors †	3,134	721,259
FTAI Aviation	1,407	202,664
UL Solutions Class A	5,440	271,347
WillScot Holdings †	22,324	746,738
		4,188,917
Capital Goods — 11.93%
Ameresco Class A †	7,036	165,205
API Group †	7,570	272,293
Applied Industrial Technologies	1,454	348,189
Atkore	1,797	149,960
Carlisle	2,376	876,364
Chart Industries †	2,790	532,444
Federal Signal	7,878	727,848
Gates Industrial †	16,920	348,044
Graco	6,564	553,279
Kadant	1,702	587,173
KBR	11,547	668,918
Lincoln Electric Holdings	4,056	760,378
Quanta Services	1,592	503,152
Regal Rexnord	3,401	527,597
Tetra Tech	16,743	667,041
WESCO International	4,980	901,181
Zurn Elkay Water Solutions	17,799	663,903
		9,252,969
Consumer Discretionary — 4.05%
BJ's Wholesale Club Holdings †	8,336	744,822
Dick's Sporting Goods	5,505	1,259,764
Malibu Boats Class A †	6,161	231,592
Steven Madden	21,229	902,657
		3,138,835
Consumer Services — 3.13%
Brinker International †	8,150	1,078,163
Texas Roadhouse	5,446	982,622
Wendy's	22,596	368,315
		2,429,100
Consumer Staples — 2.91%
Casey's General Stores	2,826	1,119,746
J & J Snack Foods	3,563	552,728
YETI Holdings †	15,118	582,194
		2,254,668
	Number of shares	Value (US $)
Common Stocks (continued)
Credit Cyclicals — 3.28%
BorgWarner	13,404	$ 426,113
KB Home	6,892	452,942
La-Z-Boy	9,279	404,286
Taylor Morrison Home †	8,012	490,415
Toll Brothers	6,143	773,711
		2,547,467
Energy — 4.71%
Expand Energy	14,981	1,491,358
Liberty Energy	58,147	1,156,544
Permian Resources	69,955	1,005,953
		3,653,855
Finance — 15.26%
Axis Capital Holdings	12,868	1,140,362
Columbia Banking System	35,828	967,714
East West Bancorp	15,182	1,453,828
Essent Group	10,238	557,357
Hamilton Lane Class A	3,171	469,467
Kemper	15,462	1,027,295
Pinnacle Financial Partners	9,589	1,096,886
Primerica	2,330	632,409
Reinsurance Group of America	4,510	963,471
SouthState	7,592	755,252
Stifel Financial	9,066	961,721
Webster Financial	22,476	1,241,125
WSFS Financial	10,744	570,829
		11,837,716
Healthcare — 13.39%
Amicus Therapeutics †	29,710	279,868
Apellis Pharmaceuticals †	12,306	392,685
Azenta †	6,922	346,100
Bio-Techne	8,301	597,921
Blueprint Medicines †	7,381	643,771
Encompass Health	7,852	725,132
Exact Sciences †	9,663	542,964
Halozyme Therapeutics †	13,471	644,049
Insmed †	12,390	855,406
Inspire Medical Systems †	2,550	472,719
Intra-Cellular Therapies †	6,704	559,918
Lantheus Holdings †	5,902	527,993
Ligand Pharmaceuticals †	5,149	551,715
Natera †	5,847	925,580
Neurocrine Biosciences †	6,220	849,030
OmniAb 12.5 =, †	1,789	0
OmniAb 15 =, †	1,789	0
Repligen †	3,270	470,684
Supernus Pharmaceuticals †	12,721	459,991
TransMedics Group †	4,207	262,306
Ultragenyx Pharmaceutical †	6,695	281,659
		10,389,491
Media — 1.85%
IMAX †	21,862	559,667
Interpublic Group	19,516	546,838
    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Opportunity Series
	Number of shares	Value (US $)
Common Stocks (continued)
Media (continued)
Nexstar Media Group	2,109	$ 333,159
		1,439,664
Real Estate Investment Trusts — 6.23%
Brixmor Property Group	28,336	788,874
Camden Property Trust	7,534	874,245
First Industrial Realty Trust	15,038	753,855
Healthpeak Properties	32,407	656,890
Jones Lang LaSalle †	2,290	579,691
Kite Realty Group Trust	28,595	721,738
Terreno Realty	7,770	459,518
		4,834,811
Technology — 14.58%
Box Class A †	10,369	327,660
Coherent †	10,628	1,006,791
Dynatrace †	11,554	627,960
ExlService Holdings †	23,705	1,052,028
Guidewire Software †	5,677	957,029
MACOM Technology Solutions Holdings †	6,153	799,336
Procore Technologies †	7,148	535,600
PTC †	2,138	393,114
Q2 Holdings †	8,803	886,022
Rapid7 †	7,319	294,443
Rubrik Class A †	1,903	124,380
Semtech †	17,964	1,111,073
Silicon Laboratories †	4,178	518,991
Smartsheet Class A †	9,005	504,550
SPS Commerce †	1,563	287,576
Varonis Systems †	14,751	655,387
WNS Holdings †	9,684	458,925
Workiva †	4,109	449,936
Yelp †	8,293	320,939
		11,311,740
Transportation — 3.41%
International Seaways	4,594	165,108
Kirby †	8,192	866,714
Knight-Swift Transportation Holdings	11,822	627,039
Saia †	298	135,807
Scorpio Tankers	1,686	83,777
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation (continued)
Teekay Tankers Class A	1,072	$ 42,655
Werner Enterprises	10,476	376,298
XPO †	2,684	352,007
		2,649,405
Utilities — 1.69%
Black Hills	10,691	625,637
Spire	10,067	682,845
		1,308,482
Total Common Stocks (cost $52,635,699)		76,222,555

Short-Term Investments — 1.83%
Money Market Mutual Funds — 1.83%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	354,596	354,596
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	354,597	354,597
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	354,597	354,597
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	354,596	354,596
Total Short-Term Investments (cost $1,418,386)		1,418,386
Total Value of Securities—100.08% (cost $54,054,085)		$77,640,941
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

2

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Opportunity Series
December 31, 2024
Assets:
Investments, at value*	$77,640,941
Dividends receivable	45,098
Other assets	626
Total Assets	77,686,665
Liabilities:
Investment management fees payable to affiliates	51,473
Payable for series shares redeemed	37,093
Accounting and administration expenses payable to affiliates	12,228
Other accrued expenses	8,522
Total Liabilities	109,316
Total Net Assets	$77,577,349

Net Assets Consist of:
Paid-in capital	$51,274,149
Total distributable earnings (loss)	26,303,200
Total Net Assets	$77,577,349

Net Asset Value

Standard Class:
Net assets	$77,577,349
Shares of beneficial interest outstanding, unlimited authorization, no par	4,111,867
Net asset value per share	$18.87
*Investments, at cost	$54,054,085
See accompanying notes, which are an integral part of the financial statements.
    3

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Opportunity Series
Year ended December 31, 2024
Investment Income:
Dividends	$1,023,176

Expenses:
Management fees	588,415
Accounting and administration expenses	49,501
Audit and tax fees	37,150
Dividend disbursing and transfer agent fees and expenses	3,883
Legal fees	3,799
Trustees’ fees	3,508
Custodian fees	3,302
Registration fees	675
Reports and statements to shareholders expenses	536
Other	2,574
693,343
Less expenses waived	(42,141)
Less expenses paid indirectly	(41)
Total operating expenses	651,161
Net Investment Income (Loss)	372,015

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	2,501,864
Net change in unrealized appreciation (depreciation) on investments	7,845,993
Net Realized and Unrealized Gain (Loss)	10,347,857
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,719,872
See accompanying notes, which are an integral part of the financial statements.
    4

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Opportunity Series
	Year ended
	12/31/24	12/31/23
Increase in Net Assets from Operations:
Net investment income (loss)	$372,015	$509,087
Net realized gain (loss)	2,501,864	3,719,484
Net change in unrealized appreciation (depreciation)	7,845,993	7,291,993
Net increase (decrease) in net assets resulting from operations	10,719,872	11,520,564

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(4,177,391)	(6,117,884)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Standard Class	1,233,856	6,298,627

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	4,177,391	6,117,884
	5,411,247	12,416,511
Cost of shares redeemed:
Standard Class	(12,870,468)	(11,320,069)
Increase (decrease) in net assets derived from capital share transactions	(7,459,221)	1,096,442
Net Increase (Decrease) in Net Assets	(916,740)	6,499,122

Net Assets:
Beginning of year	78,494,089	71,994,967
End of year	$77,577,349	$78,494,089
See accompanying notes, which are an integral part of the financial statements.
    5

Financial highlights
Macquarie VIP Opportunity Series Standard Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$17.43	$16.33	$20.48	$17.10	$19.50

Income (loss) from investment operations:
Net investment income[1]	0.09	0.11	0.10	0.04	0.22
Net realized and unrealized gain (loss)	2.33	2.38	(2.82)	3.88	0.36
Total from investment operations	2.42	2.49	(2.72)	3.92	0.58

Less dividends and distributions from:
Net investment income	(0.12)	(0.11)	(0.04)	(0.23)	(0.12)
Net realized gain	(0.86)	(1.28)	(1.39)	(0.31)	(2.86)
Total dividends and distributions	(0.98)	(1.39)	(1.43)	(0.54)	(2.98)

Net asset value, end of period	$18.87	$17.43	$16.33	$20.48	$17.10

Total return[2]	14.63%	16.30%	(13.68%)	23.13%	10.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$77,577	$78,494	$71,995	$92,113	$85,676
Ratio of expenses to average net assets[3]	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets prior to fees waived[3]	0.88%	0.91%	0.93%	0.88%	0.97%
Ratio of net investment income to average net assets	0.47%	0.69%	0.60%	0.19%	1.50%
Ratio of net investment income to average net assets prior to fees waived	0.42%	0.61%	0.50%	0.14%	1.36%
Portfolio turnover	10%	19%	22%	17%	31%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[3]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    6

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Opportunity Series
December 31, 2024
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Opportunity Series (formerly, Delaware VIP Opportunity Series through April 30, 2024) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as the valuation designee (Valuation Designee) for the Series to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the year ended December 31, 2024, and for all open tax years (years ended December 31, 2021–December 31, 2023), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the year ended December 31, 2024, the Series did not incur any interest or tax penalties.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any
    7

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Opportunity Series
1. Significant Accounting Policies (continued)
investment companies (Underlying Funds), in which the Series invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, the Series’ investment adviser, acts as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements. Adoption of the new standard impacted the Series’ financial statements note disclosures only, and did not affect the Series’ financial position or the results of its operations.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2024, the Series earned $40 under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2024, the Series earned $1 under this arrangement.
2.  Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets for the Standard Class from January 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
DMC entered into a Sub-Advisory Agreement on behalf of the Series with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Series.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which,
    8

in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended December 31, 2024, the Series paid $7,535 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended December 31, 2024, the Series paid $5,884 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the year ended December 31, 2024, the Series paid $1,345 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Series.
3. Investments
For the year ended December 31, 2024, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$7,814,140
Sales	18,589,042
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Series were as follows:

Cost of investments	$54,201,377
Aggregate unrealized appreciation of investments	$25,803,180
Aggregate unrealized depreciation of investments	(2,363,616)
Net unrealized appreciation of investments	$23,439,564
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and
    9

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Opportunity Series
3. Investments (continued)
refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Basic Materials	$4,985,435	$—	$4,985,435
Business Services	4,188,917	—	4,188,917
Capital Goods	9,252,969	—	9,252,969
Consumer Discretionary	3,138,835	—	3,138,835
Consumer Services	2,429,100	—	2,429,100
Consumer Staples	2,254,668	—	2,254,668
Credit Cyclicals	2,547,467	—	2,547,467
Energy	3,653,855	—	3,653,855
Finance	11,837,716	—	11,837,716
Healthcare	10,389,491	—[1]	10,389,491
Media	1,439,664	—	1,439,664
Real Estate Investment Trusts	4,834,811	—	4,834,811
Technology	11,311,740	—	11,311,740
Transportation	2,649,405	—	2,649,405
Utilities	1,308,482	—	1,308,482
Short-Term Investments	1,418,386	—	1,418,386
Total Value of Securities	$77,640,941	$—	$77,640,941

    10

[1]The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.
During the year ended December 31, 2024, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Series’ net assets at the end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year ended
	12/31/24	12/31/23
Ordinary income	$504,719	$827,818
Long-term capital gains	3,672,672	5,290,066
Total	$4,177,391	$6,117,884
5. Components of Net Assets on a Tax Basis
As of December 31, 2024, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$51,274,149
Undistributed ordinary income	424,658
Undistributed long-term capital gains	2,438,978
Unrealized appreciation of investments	23,439,564
Net assets	$77,577,349

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax recognition of unrealized gain on passive foreign investment companies.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2024, the Series had no reclassifications.
    11

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Opportunity Series
6. Capital Shares
Transactions in capital shares were as follows:

	Year ended
	12/31/24	12/31/23
Shares sold:
Standard Class	69,642	392,179

Shares issued upon reinvestment of dividends and distributions:
Standard Class	251,499	396,493
	321,141	788,672
Shares redeemed:
Standard Class	(711,571)	(695,550)
Net increase (decrease)	(390,430)	93,122
7. Line of Credit
The Series, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
The Series had no amounts outstanding as of December 31, 2024, or at any time during the year then ended.
8. Securities Lending
The Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and
    12

other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the year ended December 31, 2024, the Series had no securities out on loan.
9. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2024. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2024, there were no Rule 144A securities held by the Series.
10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2024, that would require recognition or disclosure in the Series’ financial statements.
    13

Report of independent registered public accounting firm
To the Board of Trustees of Delaware VIP Trust and Shareholders of Macquarie VIP Opportunity Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie VIP Opportunity Series (one of the series constituting Delaware VIP Trust, referred to hereafter as the “Series”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 28, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.
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Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Opportunity Series
Tax Information
The information set forth below is for the Series’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Series. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Series to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended December 31, 2024, the Series reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)	12.08%
(B) Long-Term Capital Gains Distributions (Tax Basis)	87.92%
Total Distributions (Tax Basis)	100.00%
(C) Qualified Dividends[1]	100.00%

(A) and (B) are based on a percentage of the Series' total distributions.
(C) is based on the Series' ordinary income distributions.
1Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
For the fiscal year ended December 31, 2024, certain distributions paid by the Series, determined to be Qualified Short-Term Capital Gains may be subject to relief from US tax withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended December 31, 2024, the Series has reported maximum Qualified Short-Term Capital Gains distributions of $49,204.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie VIP Small Cap Value Series, Macquarie VIP Emerging Markets Series, Macquarie VIP Opportunity Series, Macquarie VIP Total Return Series, Macquarie VIP Fund for Income Series, Macquarie VIP Growth Equity Series, Macquarie VIP Growth and Income Series, Macquarie VIP Investment Grade Series and Macquarie VIP Limited Duration Bond Series (each, a “Fund” and together, the “Funds”) Investment Management Agreements with Delaware Management Company (DMC) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (MIMGL), Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) and Macquarie Investment Management Europe Limited (MIMEL) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the
    15

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Opportunity Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
(continued)
Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreements and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreements and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreements and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreements and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreements and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreements and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.  The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (Macquarie), the parent company of DMC, regarding Macquarie’s commitment to the US mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
    16

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services, including each Fund’s portfolio managers. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable.  The Board took into account that the Sub-Advisory Agreements may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Funds.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023.
Macquarie VIP Small Cap Value Series. The Performance Universe for the Fund consisted of the Fund and all small-cap value funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the fourth quartile of its Performance Universe and for the 3- and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 10-year period was above the median of its Performance Universe, for the 1-and 5-year periods was below the median of its Performance Universe and for the 3-year period was equal to the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-, 5-, and 10-year periods and underperformed its benchmark index for the 1-year period. The Board noted that the Fund was generally performing in line with its benchmark index during the periods under review. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Emerging Markets Series. The Performance Universe for the Fund consisted of the Fund and all emerging markets funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the first quartile of its Performance Universe and for the 3- and 5-year periods was in the third and second quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was above the median of its Performance Universe and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index (both gross and net of dividends) for the 1- and 5-year periods, underperformed its benchmark index (both gross and net of dividends) for the 3-year period, underperformed its benchmark index of gross of dividends for the 10-year period, and performance was approximately equal to its benchmark index net of dividends for the 10-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during certain of the periods under review. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
    17

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Opportunity Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
(continued)
Macquarie VIP Opportunity Series. The Performance Universe for the Fund consisted of the Fund and all small-cap core funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 3- and 10-year periods was in the second quartile of its Performance Universe and for the 1- and 5-year periods was in the third and first quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3-, 5-, and 10-year periods was above the median of its Performance Universe and for the 1-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3- and 5-year periods and underperformed its benchmark index for the 1- and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during the periods under review. The Board, however, noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 4, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of October 2019. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the 1- and 10-year periods.
Macquarie VIP Total Return Series. The Performance Universe for the Fund consisted of the Fund and all mixed-asset target allocation moderate funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the third quartile of its Performance Universe and for the 3- and 5-year periods was in the first and second quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3- and 5-year periods was above the median of its Performance Universe and for the 1- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board, however, noted that the portfolio manager only began managing the Fund in May 2022. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Fund for Income Series. The Performance Universe for the Fund consisted of the Fund and all high yield funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the first and third quartile, respectively, of its Performance Universe and for the 3- and 5-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was above the median of its Performance Universe and for the 10-year period was below the median of its Performance Universe. The Board also noted that the Fund slightly underperformed its benchmark index for the 1-, 3-, and 10-year periods and performed approximately equal to its benchmark index for the 5-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during the periods under review. The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of October 2019.
Macquarie VIP Growth Equity Series. The Performance Universe for the Fund consisted of the Fund and all multi-cap growth funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-year period and underperformed its benchmark index for the 1-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe during the periods under review. The Board, however, noted the limited period of performance data available since the Fund adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of May 2022. Finally, the Board noted the explanations from DMC and from the Affiliated
    18

Sub-Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Growth and Income Series. The Performance Universe for the Fund consisted of the Fund and all equity income funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the first quartile of its Performance Universe and for the 5- and 10-year periods was in the second and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was above the median of its Performance Universe and for the 10-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, and 5-year periods and underperformed its benchmark index for the 10-year period. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index during the periods under review (except for the 10-year period). The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of January 2021.
Macquarie VIP Investment Grade Series. The Performance Universe for the Fund consisted of the Fund and all BBB-rated corporate debt funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the second quartile of its Performance Universe and for the 3-year period was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was above the median of its Performance Universe and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of October 2019. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Limited Duration Bond Series. The Performance Universe for the Fund consisted of the Fund and all short-intermediate investment-grade debt funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year and since inception periods was in the fourth quartile of its Performance Universe and for the 3- and 5-year periods was in the second and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3-year period was above the median of its Performance Universe and for the 1- and 5-year and since inception periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1- and 5-year periods, was approximately equal to its benchmark index for the 3-year period and underperformed its benchmark index for the since inception period. The Board, however, noted that the Fund adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its Performance Universe for the various periods. The Board noted that it would continue to evaluate the Fund’s performance as the Fund changed its portfolio management team in May 2024 that was not reflected in the performance data.
Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar funds underlying variable insurance products with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with a Fund’s Expense Universe.
    19

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Opportunity Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
(continued)
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
Macquarie VIP Small Cap Value Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Emerging Markets Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Opportunity Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Total Return Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Fund for Income Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Growth Equity Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Growth and Income Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Investment Grade Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Limited Duration Bond Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreements and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of
    20

management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2024, Macquarie VIP Growth and Income Series’ net assets exceeded its first breakpoint level and Macquarie VIP Small Cap Value Series’ net assets exceeded its second breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services.  In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreements and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.
    21

(4215549)
AR-VIPOP-0225

Delaware VIP® Trust
Macquarie VIP Investment Grade Series
(formerly, Delaware VIP Investment Grade Series)
Financial statements and other information
For the year ended December 31, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
December 31, 2024
	Principal amount°	Value (US $)
Corporate Bonds — 96.71%
Banking — 21.10%
Bank of America
5.518% 10/25/35 μ	206,000	$ 201,524
5.819% 9/15/29 μ	405,000	415,109
6.204% 11/10/28 μ	185,000	191,561

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	250,000	248,252
Barclays 9.625% 12/15/29 μ, ψ	200,000	220,574
Citibank 5.57% 4/30/34	250,000	253,037
Citigroup 7.00% 8/15/34 μ, ψ	75,000	79,281
Deutsche Bank
6.72% 1/18/29 μ	150,000	155,791
7.146% 7/13/27 μ	150,000	154,621
Goldman Sachs Group
5.049% 7/23/30 μ	275,000	273,456
5.561% 11/19/45 μ	160,000	154,615
6.484% 10/24/29 μ	85,000	89,088
7.50% 5/10/29 μ, ψ	175,000	183,000

Huntington National Bank 4.552% 5/17/28 μ	250,000	248,071
JPMorgan Chase & Co.
4.946% 10/22/35 μ	60,000	57,833
5.571% 4/22/28 μ	215,000	218,683
6.254% 10/23/34 μ	292,000	308,748

KeyBank 5.85% 11/15/27	305,000	312,640
KeyCorp 5.716% (SOFRINDX + 1.25%) 5/23/25 •	100,000	100,091
Morgan Stanley
2.484% 9/16/36 μ	115,000	93,581
5.516% 11/19/55 μ	120,000	115,749
5.831% 4/19/35 μ	188,000	191,666
6.407% 11/1/29 μ	168,000	175,538
6.627% 11/1/34 μ	190,000	204,253

Popular 7.25% 3/13/28	195,000	200,984
Regions Financial 5.722% 6/6/30 μ	315,000	319,659
State Street
4.993% 3/18/27	100,000	100,846
6.123% 11/21/34 μ	170,000	176,990

Truist Bank 4.632% 9/17/29 μ	445,000	434,221
Truist Financial 4.95% 9/1/25 μ, ψ	250,000	248,409
UBS Group
144A 5.379% 9/6/45 #, μ	140,000	133,490
144A 9.25% 11/13/28 #, μ, ψ	200,000	216,714
US Bancorp
2.491% 11/3/36 μ	115,000	93,172
6.787% 10/26/27 μ	180,000	186,124
		6,757,371
Basic Industry — 2.73%
Freeport-McMoRan 5.45% 3/15/43	360,000	336,655
LYB International Finance III
3.625% 4/1/51	375,000	252,097
5.50% 3/1/34	90,000	88,354

Smurfit Westrock Financing DAC 144A 5.418% 1/15/35 #	200,000	198,662
		875,768
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Brokerage — 2.51%
Apollo Global Management 6.00% 12/15/54 μ	95,000	$ 93,758
Blackstone Reg Finance 5.00% 12/6/34	165,000	159,589
Jefferies Financial Group
2.625% 10/15/31	142,000	119,875
5.875% 7/21/28	40,000	40,917
6.20% 4/14/34	285,000	293,875
6.50% 1/20/43	90,000	96,020
		804,034
Capital Goods — 5.87%
Amphenol 2.20% 9/15/31	260,000	218,008
Ashtead Capital 144A 1.50% 8/12/26 #	400,000	378,740
BAE Systems 144A 5.125% 3/26/29 #	200,000	200,544
Boeing
2.196% 2/4/26	365,000	354,182
6.858% 5/1/54	45,000	47,873

Ferguson Enterprises 5.00% 10/3/34	155,000	148,250
John Deere Capital 4.90% 6/11/27	160,000	161,248
L3Harris Technologies 5.25% 6/1/31	130,000	130,153
Northrop Grumman
4.75% 6/1/43	35,000	31,410
5.20% 6/1/54	105,000	97,783

Waste Management 5.35% 10/15/54	115,000	110,562
		1,878,753
Communications — 8.27%
American Tower 5.00% 1/31/30	100,000	99,463
AT&T
3.50% 9/15/53	325,000	219,043
6.30% 1/15/38	255,000	273,098
CCO Holdings
144A 4.75% 2/1/32 #	110,000	96,668
144A 6.375% 9/1/29 #	70,000	69,479

Charter Communications Operating 3.85% 4/1/61	365,000	220,213
Meta Platforms
4.55% 8/15/31	85,000	83,660
4.75% 8/15/34	140,000	136,352

Meta Platforms 5.40% 8/15/54	435,000	422,335
Rogers Communications 5.30% 2/15/34	280,000	273,023
Sprint Capital 6.875% 11/15/28	165,000	175,273
Time Warner Cable 7.30% 7/1/38	100,000	101,831
T-Mobile USA
5.25% 6/15/55	255,000	231,806
5.50% 1/15/55	90,000	84,996

    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Verizon Communications 2.875% 11/20/50	265,000	$ 162,915
		2,650,155
Consumer Cyclical — 6.90%
Amazon.com 2.50% 6/3/50	410,000	244,828
Aptiv Swiss Holdings 3.10% 12/1/51	249,000	145,685
Ford Motor Credit
6.798% 11/7/28	200,000	207,325
6.80% 5/12/28	200,000	206,750
General Motors Financial
5.45% 9/6/34	105,000	101,983
5.60% 6/18/31	150,000	150,824
5.95% 4/4/34	146,000	146,836
Home Depot
4.85% 6/25/31	170,000	169,993
4.95% 6/25/34	120,000	118,450
Hyundai Capital America
144A 5.275% 6/24/27 #	65,000	65,541
144A 5.30% 3/19/27 #	145,000	146,168
144A 5.40% 6/24/31 #	190,000	190,085

Uber Technologies 5.35% 9/15/54	340,000	316,458
		2,210,926
Consumer Non-Cyclical — 7.05%
AbbVie 5.35% 3/15/44	310,000	302,400
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	200,000	145,362
Bunge Limited Finance
2.75% 5/14/31	85,000	73,516
4.10% 1/7/28	120,000	117,573
4.20% 9/17/29	205,000	199,010

Coca-Cola Consolidated 5.25% 6/1/29	335,000	339,812
Gilead Sciences 4.80% 4/1/44	270,000	241,920
HCA 5.45% 9/15/34	165,000	160,918
JBS USA Holding Lux 3.00% 2/2/29	128,000	116,860
Merck & Co. 2.75% 12/10/51	257,000	155,932
Molson Coors Beverage 5.00% 5/1/42	140,000	129,003
Royalty Pharma
3.35% 9/2/51	405,000	257,378
5.90% 9/2/54	19,000	18,059
		2,257,743
Electric — 8.53%
AEP Texas 5.45% 5/15/29	105,000	106,406
Appalachian Power 4.50% 8/1/32	190,000	179,205
Baltimore Gas and Electric
5.30% 6/1/34	60,000	59,884
5.65% 6/1/54	105,000	103,504

CenterPoint Energy Houston Electric 5.20% 10/1/28	71,000	71,945
Commonwealth Edison 2.75% 9/1/51	300,000	177,308
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Constellation Energy Generation 5.75% 3/15/54	170,000	$ 165,488
Dominion Energy Series A 6.875% 2/1/55 μ	255,000	265,092
Fells Point Funding Trust 144A 3.046% 1/31/27 #	140,000	134,694
Oglethorpe Power
3.75% 8/1/50	215,000	153,674
4.50% 4/1/47	210,000	172,249
5.25% 9/1/50	225,000	203,256
6.20% 12/1/53	30,000	31,002

Oncor Electric Delivery 144A 4.65% 11/1/29 #	165,000	163,386
Pacific Gas & Electric
3.50% 8/1/50	245,000	168,043
4.20% 6/1/41	65,000	53,069
5.55% 5/15/29	75,000	76,259

PacifiCorp 2.90% 6/15/52	225,000	134,052
Public Service Co. of Oklahoma 3.15% 8/15/51	170,000	107,878
Virginia Electric and Power 5.05% 8/15/34	130,000	126,866
Vistra Operations 144A 5.70% 12/30/34 #	80,000	79,210
		2,732,470
Energy — 8.25%
Apache 5.10% 9/1/40	260,000	227,681
BP Capital Markets 4.875% 3/22/30 μ, ψ	245,000	234,221
BP Capital Markets America
2.939% 6/4/51	145,000	89,862
5.227% 11/17/34	155,000	152,740
ConocoPhillips
5.00% 1/15/35	125,000	121,482
5.50% 1/15/55	120,000	114,233
5.55% 3/15/54	205,000	197,265
Enbridge
5.75% 7/15/80 μ	225,000	217,742
7.20% 6/27/54 μ	135,000	139,108
Energy Transfer
6.25% 4/15/49	140,000	140,319
6.50% 11/15/26 μ, ψ	385,000	386,121
Enterprise Products Operating
4.95% 2/15/35	80,000	77,458
5.55% 2/16/55	75,000	72,215

Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	179,948	142,522
Occidental Petroleum
6.20% 3/15/40	123,000	121,751
6.60% 3/15/46	107,000	108,118
7.95% 6/15/39	46,000	52,712

Transcanada Trust 5.625% 5/20/75 μ	47,000	46,740
		2,642,290

2

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies — 8.26%
AerCap Ireland Capital DAC
3.00% 10/29/28	300,000	$ 277,922
3.85% 10/29/41	150,000	117,467
Air Lease
4.125% 12/15/26 μ, ψ	153,000	144,350
4.625% 10/1/28	63,000	61,984
5.10% 3/1/29	46,000	46,141
5.20% 7/15/31	155,000	153,238
Apollo Debt Solutions BDC
144A 6.70% 7/29/31 #	155,000	159,254
144A 6.90% 4/13/29 #	80,000	82,832

Ares Capital 5.95% 7/15/29	150,000	151,737
Ares Strategic Income Fund
144A 5.60% 2/15/30 #	85,000	84,055
144A 5.70% 3/15/28 #	190,000	190,037
Aviation Capital Group
144A 1.95% 9/20/26 #	215,000	204,264
144A 5.375% 7/15/29 #	115,000	115,139
144A 6.375% 7/15/30 #	125,000	130,990

Avolon Holdings Funding 144A 4.95% 1/15/28 #	85,000	84,262
Blackstone Private Credit Fund
144A 4.95% 9/26/27 #	150,000	148,241
144A 5.60% 11/22/29 #	75,000	74,094
144A 6.00% 11/22/34 #	120,000	117,172
Blue Owl Credit Income
144A 5.80% 3/15/30 #	260,000	256,178
144A 6.60% 9/15/29 #	45,000	45,953
		2,645,310
Insurance — 5.54%
Arthur J Gallagher & Co.
4.85% 12/15/29	45,000	44,814
5.00% 2/15/32	45,000	44,439
5.55% 2/15/55	210,000	201,810
Athene Global Funding
144A 1.985% 8/19/28 #	277,000	247,773
144A 2.50% 3/24/28 #	110,000	101,418
144A 2.717% 1/7/29 #	90,000	81,687

Athene Holding 6.625% 10/15/54 μ	115,000	114,644
Beacon Funding Trust 144A 6.266% 8/15/54 #	175,000	173,025
Marsh & McLennan 5.35% 11/15/44	310,000	301,050
Met Tower Global Funding 144A 4.00% 10/1/27 #	245,000	240,922
Pine Street Trust III 144A 6.223% 5/15/54 #	145,000	146,506
UnitedHealth Group 5.50% 7/15/44	80,000	77,655
		1,775,743
Natural Gas — 1.97%
Sempra
4.875% 10/15/25 μ, ψ	219,000	216,698
6.40% 10/1/54 μ	205,000	203,775

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Natural Gas (continued)

Southern California Gas 5.20% 6/1/33	140,000	$ 139,365
Spire Missouri 5.15% 8/15/34	70,000	69,606
		629,444
Real Estate Investment Trusts — 1.30%
American Homes 4 Rent 5.50% 7/15/34	225,000	223,112
Extra Space Storage 2.35% 3/15/32	235,000	192,430
		415,542
Technology — 7.66%
Accenture Capital
4.05% 10/4/29	55,000	53,396
4.25% 10/4/31	85,000	81,703
4.50% 10/4/34	135,000	128,343
Broadcom
144A 3.187% 11/15/36 #	140,000	112,835
144A 4.926% 5/15/37 #	45,000	42,829
5.05% 7/12/29	185,000	185,763
5.15% 11/15/31	115,000	115,777

CDW 3.276% 12/1/28	435,000	405,477
CoStar Group 144A 2.80% 7/15/30 #	175,000	153,079
Entegris 144A 4.75% 4/15/29 #	140,000	134,173
KLA 4.95% 7/15/52	70,000	63,670
Marvell Technology 1.65% 4/15/26	210,000	201,615
Oracle
3.60% 4/1/50	195,000	136,731
4.20% 9/27/29	75,000	72,466
5.375% 9/27/54	75,000	69,192
6.125% 7/8/39	170,000	176,273
Roper Technologies
4.75% 2/15/32	85,000	82,880
4.90% 10/15/34	100,000	96,230

Sensata Technologies 144A 3.75% 2/15/31 #	160,000	140,053
		2,452,485
Transportation — 0.77%
CSX
4.75% 5/30/42	149,000	134,968
4.90% 3/15/55	125,000	111,739
		246,707
Total Corporate Bonds (cost $32,197,826)		30,974,741

Non-Agency Asset-Backed Securities — 1.27%
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	400,000	406,842
Total Non-Agency Asset-Backed Securities (cost $399,859)		406,842

    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
	Principal amount°	Value (US $)

Loan Agreements — 0.20%
Capital Goods — 0.20%
Standard Industries 6.106% (SOFR01M + 1.86%) 9/22/28 •	62,818	$ 63,037
Total Loan Agreements (cost $62,818)		63,037
	Number of shares
Common Stock — 0.01%
Financials — 0.01%
MNSN Holdings =, †	241	1,205
Total Common Stock (cost $1,808)		1,205

Preferred Stock — 0.43%
Financials —0.43%
SVB Financial Trust =, †	277	138,500
Total Preferred Stock (cost $140,142)		138,500
Total Value of Securities—98.62% (cost $32,802,453)		$31,584,325
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $6,034,878, which represents 18.84% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
Summary of abbreviations:
BDC – Business Development Company
DAC – Designated Activity Company
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFRINDX – Secured Overnight Financing Rate Index
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

4

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
December 31, 2024
Assets:
Investments, at value*	$31,584,325
Dividends and interest receivable	386,336
Receivable for securities sold	156,708
Receivable for series shares sold	1,492
Other assets	366
Total Assets	32,129,227
Liabilities:
Due to custodian	20,485
Payable for series shares redeemed	39,863
Other accrued expenses	11,435
Accounting and administration expenses payable to affiliates	10,743
Investment management fees payable to affiliates	10,429
Audit and tax fees payable	8,497
Distribution fees payable to affiliates	2
Total Liabilities	101,454
Total Net Assets	$32,027,773

Net Assets Consist of:
Paid-in capital	$40,347,055
Total distributable earnings (loss)	(8,319,282)
Total Net Assets	$32,027,773

Net Asset Value

Standard Class:
Net assets	$32,017,697
Shares of beneficial interest outstanding, unlimited authorization, no par	3,737,176
Net asset value per share	$8.57

Service Class:
Net assets	$10,076
Shares of beneficial interest outstanding, unlimited authorization, no par	1,181
Net asset value per share	$8.53
*Investments, at cost	$32,802,453
See accompanying notes, which are an integral part of the financial statements.
    5

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
Year ended December 31, 2024
Investment Income:
Interest	$1,792,537
Dividends	16,963
1,809,500

Expenses:
Management fees	170,978
Distribution expenses — Service Class	29
Audit and tax fees	52,152
Accounting and administration expenses	42,875
Legal fees	2,306
Custodian fees	2,052
Trustees’ fees	1,550
Dividend disbursing and transfer agent fees and expenses	1,247
Registration fees	310
Other	15,754
289,253
Less expenses waived	(73,685)
Less expenses paid indirectly	(107)
Total operating expenses	215,461
Net Investment Income (Loss)	1,594,039

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,323,601)
Net change in unrealized appreciation (depreciation) on investments	660,585
Net Realized and Unrealized Gain (Loss)	(663,016)
Net Increase (Decrease) in Net Assets Resulting from Operations	$931,023
See accompanying notes, which are an integral part of the financial statements.
    6

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Investment Grade Series
	Year ended
	12/31/24	12/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,594,039	$1,619,001
Net realized gain (loss)	(1,323,601)	(2,380,278)
Net change in unrealized appreciation (depreciation)	660,585	3,448,028
Net increase (decrease) in net assets resulting from operations	931,023	2,686,751

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(1,674,708)	(1,579,676)
Service Class	(460)	(356)
	(1,675,168)	(1,580,032)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Standard Class	841,172	1,805,635

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	1,674,708	1,579,676
Service Class	460	356
	2,516,340	3,385,667
Cost of shares redeemed:
Standard Class	(6,441,752)	(7,047,221)
Decrease in net assets derived from capital share transactions	(3,925,412)	(3,661,554)
Net Decrease in Net Assets	(4,669,557)	(2,554,835)

Net Assets:
Beginning of year	36,697,330	39,252,165
End of year	$32,027,773	$36,697,330
See accompanying notes, which are an integral part of the financial statements.
    7

Financial highlights
Macquarie VIP Investment Grade Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.77	$8.50	$10.80	$11.60	$11.02

Income (loss) from investment operations:
Net investment income[1]	0.40	0.36	0.31	0.27	0.26
Net realized and unrealized gain (loss)	(0.17)	0.27	(2.13)	(0.37)	0.98
Total from investment operations	0.23	0.63	(1.82)	(0.10)	1.24

Less dividends and distributions from:
Net investment income	(0.43)	(0.36)	(0.34)	(0.34)	(0.41)
Net realized gain	—	—	(0.14)	(0.36)	(0.25)
Total dividends and distributions	(0.43)	(0.36)	(0.48)	(0.70)	(0.66)

Net asset value, end of period	$8.57	$8.77	$8.50	$10.80	$11.60

Total return[2]	2.85%	7.57%	(17.06%)	(0.72%)	11.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,018	$36,687	$39,243	$54,069	$60,080
Ratio of expenses to average net assets[3]	0.63%	0.63%	0.63%	0.65%	0.69%
Ratio of expenses to average net assets prior to fees waived[3]	0.85%	0.85%	0.87%	0.74%	0.81%
Ratio of net investment income to average net assets	4.66%	4.33%	3.44%	2.45%	2.39%
Ratio of net investment income to average net assets prior to fees waived	4.44%	4.11%	3.20%	2.36%	2.27%
Portfolio turnover	116%	93%	99%	110%	147%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[3]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    8

Macquarie VIP Investment Grade Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.75	$8.47	$10.76	$11.56	$11.01

Income (loss) from investment operations:
Net investment income[1]	0.38	0.34	0.29	0.23	0.23
Net realized and unrealized gain (loss)	(0.19)	0.27	(2.13)	(0.36)	0.97
Total from investment operations	0.19	0.61	(1.84)	(0.13)	1.20

Less dividends and distributions from:
Net investment income	(0.41)	(0.33)	(0.31)	(0.31)	(0.40)
Net realized gain	—	—	(0.14)	(0.36)	(0.25)
Total dividends and distributions	(0.41)	(0.33)	(0.45)	(0.67)	(0.65)

Net asset value, end of period	$8.53	$8.75	$8.47	$10.76	$11.56

Total return[2]	2.41%	7.37%	(17.32%)	(1.03%)	11.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10	$10	$9	$11	$11
Ratio of expenses to average net assets[3]	0.93%	0.93%	0.93%	0.95%	0.99%
Ratio of expenses to average net assets prior to fees waived[3]	1.15%	1.15%	1.15%	1.04%	1.11%
Ratio of net investment income to average net assets	4.36%	4.03%	3.16%	2.15%	2.09%
Ratio of net investment income to average net assets prior to fees waived	4.14%	3.81%	2.94%	2.06%	1.97%
Portfolio turnover	116%	93%	99%	110%	147%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[3]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    9

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
December 31, 2024
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Investment Grade Series (formerly, Delaware VIP Investment Grade Series through April 30, 2024) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Series’ valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the year ended December 31, 2024, and for all open tax years (years ended December 31, 2021–December 31, 2023), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the year ended December 31, 2024, the Series did not incur any interest or tax penalties.
    10

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, the Series’ investment adviser, acts as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements. Adoption of the new standard impacted the Series’ financial statements note disclosures only, and did not affect the Series’ financial position or the results of its operations.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2024, the Series earned $105 under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2024, the Series earned $2 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.
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Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.63% of the Series’ average daily net assets from January 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from January 1, 2024 through April 30, 2025, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Standard Class	Service Class
0.63%	0.93%
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the Affiliated Sub-Advisors). DMC may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended December 31, 2024, the Series paid $5,540 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended December 31, 2024, the Series paid $2,565 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the year ended December 31, 2024, the Series paid $832 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
    12

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Series.
3. Investments
For the year ended December 31, 2024, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$38,867,122
Purchases of US government securities	105,610
Sales other than US government securities	41,835,750
Sales of US government securities	1,233,520
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Series were as follows:

Cost of investments	$32,873,920
Aggregate unrealized appreciation of investments	$257,851
Aggregate unrealized depreciation of investments	(1,547,446)
Net unrealized depreciation of investments	$(1,289,595)
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
    13

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
3. Investments (continued)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2024:
	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$—	$1,205	$1,205
Corporate Bonds	30,974,741	—	30,974,741
Loan Agreements	63,037	—	63,037
Non-Agency Asset-Backed Securities	406,842	—	406,842
Preferred Stock	—	138,500	138,500
Total Value of Securities	$31,444,620	$139,705	$31,584,325
During the year ended December 31, 2024, the Series had transfers into Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Series’ net assets at the end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year ended
	12/31/24	12/31/23
Ordinary income	$1,675,168	$1,580,032
5. Components of Net Assets on a Tax Basis
As of December 31, 2024, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$40,347,055
Undistributed ordinary income	1,615,259
Capital loss carryforwards	(8,644,946)
Unrealized appreciation (depreciation) on investments	(1,289,595)
Net assets	$32,027,773
    14

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and market premium on debt instruments.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2024, the Series had no reclassifications.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2024, the Series has capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ (2,820,399)	$(5,824,547)	$ (8,644,946)
6. Capital Shares
Transactions in capital shares were as follows:

	Year ended
	12/31/24	12/31/23
Shares sold:
Standard Class	98,109	211,639

Shares issued upon reinvestment of dividends and distributions:
Standard Class	205,991	188,730
Service Class	57	42
	304,157	400,411
Shares redeemed:
Standard Class	(747,896)	(835,073)
Net decrease	(443,739)	(434,662)
7. Line of Credit
The Series, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
The Series had no amounts outstanding as of December 31, 2024, or at any time during the year then ended.
8. Securities Lending
The Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required
    15

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
8. Securities Lending (continued)
percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the year ended December 31, 2024, the Series had no securities out on loan.
9. Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition
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of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series. There were no unfunded loan commitments at the year ended December 31, 2024.
The Series may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Series to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Series could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Series' investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Series to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a
    17

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
9. Credit and Market Risks (continued)
fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2024, that would require recognition or disclosure in the Series’ financial statements.
    18

Report of independent registered public accounting firm
To the Board of Trustees of Delaware VIP Trust and Shareholders of Macquarie VIP Investment Grade Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie VIP Investment Grade Series (one of the series constituting Delaware VIP Trust, referred to hereafter as the “Series”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and agent bank. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 28, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.
    19

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
Tax Information
The information set forth below is for the Series’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Series. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Series to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended December 31, 2024, the Series reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Series’ total distributions.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on
August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie VIP Small Cap Value Series, Macquarie VIP Emerging Markets Series, Macquarie VIP Opportunity Series, Macquarie VIP Total Return Series, Macquarie VIP Fund for Income Series, Macquarie VIP Growth Equity Series, Macquarie VIP Growth and Income Series, Macquarie VIP Investment Grade Series and Macquarie VIP Limited Duration Bond Series (each, a “Fund” and together, the “Funds”) Investment Management Agreements with Delaware Management Company (DMC) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (MIMGL), Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) and Macquarie Investment Management Europe Limited (MIMEL) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreements and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreements and the Sub-Advisory Agreements. In considering and approving the Investment Management
    20

Agreements and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreements and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreements and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreements and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.  The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (Macquarie), the parent company of DMC, regarding Macquarie’s commitment to the US mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services, including each Fund’s portfolio managers. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable.  The Board took into account that the Sub-Advisory Agreements may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Funds.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment
    21

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on
August 13-15, 2024 (continued)
companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023.
Macquarie VIP Small Cap Value Series. The Performance Universe for the Fund consisted of the Fund and all small-cap value funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the fourth quartile of its Performance Universe and for the 3- and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 10-year period was above the median of its Performance Universe, for the 1-and 5-year periods was below the median of its Performance Universe and for the 3-year period was equal to the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-, 5-, and 10-year periods and underperformed its benchmark index for the 1-year period. The Board noted that the Fund was generally performing in line with its benchmark index during the periods under review. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Emerging Markets Series. The Performance Universe for the Fund consisted of the Fund and all emerging markets funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the first quartile of its Performance Universe and for the 3- and 5-year periods was in the third and second quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was above the median of its Performance Universe and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index (both gross and net of dividends) for the 1- and 5-year periods, underperformed its benchmark index (both gross and net of dividends) for the 3-year period, underperformed its benchmark index of gross of dividends for the 10-year period, and performance was approximately equal to its benchmark index net of dividends for the 10-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during certain of the periods under review. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Opportunity Series. The Performance Universe for the Fund consisted of the Fund and all small-cap core funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 3- and 10-year periods was in the second quartile of its Performance Universe and for the 1- and 5-year periods was in the third and first quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3-, 5-, and 10-year periods was above the median of its Performance Universe and for the 1-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3- and 5-year periods and underperformed its benchmark index for the 1- and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during the periods under review. The Board, however, noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 4, 2019 as the result of a reorganization of the Predecessor Fund
    22

into the Fund and that the investment performance of the current portfolio management team only began as of October 2019. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the 1- and 10-year periods.
Macquarie VIP Total Return Series. The Performance Universe for the Fund consisted of the Fund and all mixed-asset target allocation moderate funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the third quartile of its Performance Universe and for the 3- and 5-year periods was in the first and second quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3- and 5-year periods was above the median of its Performance Universe and for the 1- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board, however, noted that the portfolio manager only began managing the Fund in May 2022. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Fund for Income Series. The Performance Universe for the Fund consisted of the Fund and all high yield funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the first and third quartile, respectively, of its Performance Universe and for the 3- and 5-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was above the median of its Performance Universe and for the 10-year period was below the median of its Performance Universe. The Board also noted that the Fund slightly underperformed its benchmark index for the 1-, 3-, and 10-year periods and performed approximately equal to its benchmark index for the 5-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during the periods under review. The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of October 2019.
Macquarie VIP Growth Equity Series. The Performance Universe for the Fund consisted of the Fund and all multi-cap growth funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-year period and underperformed its benchmark index for the 1-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe during the periods under review. The Board, however, noted the limited period of performance data available since the Fund adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of May 2022. Finally, the Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Growth and Income Series. The Performance Universe for the Fund consisted of the Fund and all equity income funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the first quartile of its Performance Universe and for the 5- and 10-year periods was in the second and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was above the median of its Performance Universe and for the 10-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, and 5-year periods and underperformed its benchmark index for the 10-year period. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index during the periods under review (except for the 10-year period). The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of January 2021.
    23

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on
August 13-15, 2024 (continued)
Macquarie VIP Investment Grade Series. The Performance Universe for the Fund consisted of the Fund and all BBB-rated corporate debt funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the second quartile of its Performance Universe and for the 3-year period was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was above the median of its Performance Universe and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of October 2019. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Limited Duration Bond Series. The Performance Universe for the Fund consisted of the Fund and all short-intermediate investment-grade debt funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year and since inception periods was in the fourth quartile of its Performance Universe and for the 3- and 5-year periods was in the second and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3-year period was above the median of its Performance Universe and for the 1- and 5-year and since inception periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1- and 5-year periods, was approximately equal to its benchmark index for the 3-year period and underperformed its benchmark index for the since inception period. The Board, however, noted that the Fund adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its Performance Universe for the various periods. The Board noted that it would continue to evaluate the Fund’s performance as the Fund changed its portfolio management team in May 2024 that was not reflected in the performance data.
Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar funds underlying variable insurance products with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with a Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
Macquarie VIP Small Cap Value Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Emerging Markets Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
    24

Macquarie VIP Opportunity Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Total Return Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Fund for Income Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Growth Equity Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Growth and Income Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Investment Grade Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Limited Duration Bond Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreements and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2024, Macquarie VIP Growth and Income Series’ net assets exceeded its first breakpoint level and Macquarie VIP Small Cap Value Series’ net assets exceeded its second breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
    25

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on
August 13-15, 2024 (continued)
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services.  In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreements and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.
    26

(4215549)
AR-VIPIG-0225

Delaware VIP® Trust
Macquarie VIP Emerging Markets Series
(formerly, Delaware VIP Emerging Markets Series)
Financial statements and other information
For the year ended December 31, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Emerging Markets Series
December 31, 2024
	Number of shares	Value (US $)
Common Stocks — 96.18%Δ
Argentina — 1.48%
Cablevision Holding GDR †	262,838	$ 1,564,280
Cresud ADR	294,024	3,713,523
Grupo Clarin GDR Class B 144A #, †	77,680	334,508
IRSA Inversiones y Representaciones ADR	215,306	3,214,519
		8,826,830
Bahrain — 0.26%
Aluminium Bahrain GDR 144A #	91,200	1,571,577
		1,571,577
Brazil — 4.20%
Auren Energia	210,825	299,285
Banco Bradesco ADR	1,749,871	3,342,254
Banco Santander Brasil ADR	153,366	599,661
BRF ADR	788,900	3,210,823
Itau Unibanco Holding ADR	1,155,625	5,731,900
Petroleo Brasileiro ADR	285,509	3,380,426
Rumo	217,473	628,005
Telefonica Brasil ADR	339,260	2,561,413
TIM ADR	155,003	1,822,835
Vale ADR	363,623	3,225,336
XP Class A	24,226	287,078
		25,089,016
Chile — 0.61%
Sociedad Quimica y Minera de Chile ADR	100,000	3,636,000
		3,636,000
China — 18.70%
Alibaba Group Holding	959,100	10,175,538
Alibaba Group Holding ADR	143,800	12,192,802
ANTA Sports Products	152,400	1,527,601
Baidu ADR †	54,219	4,571,204
BeiGene †	167,800	2,359,288
DiDi Global ADR †	81,500	372,455
Hengan International Group	330,500	955,331
iQIYI ADR †	59,542	119,679
JD.com ADR	253,800	8,799,246
Joinn Laboratories China Class H 144A #	13,445	16,186
Kunlun Energy	3,360,900	3,634,973
Meituan Class B 144A #, †	224,390	4,382,837
New Oriental Education & Technology Group ADR	38,596	2,477,091
PDD Holdings ADR †	100,000	9,699,000
Shenzhen Mindray Bio-Medical Electronics Class A	76,600	2,676,028
Sohu.com ADR †	426,954	5,627,254
TAL Education Group ADR †	600,000	6,012,000
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Tencent Holdings	326,500	$ 17,530,145
Tencent Music Entertainment Group ADR	159	1,805
Tianjin Development Holdings	35,950	9,119
Tingyi Cayman Islands Holding	1,582,000	2,061,357
Trip.com Group ADR †	120,588	8,279,572
Tsingtao Brewery Class H	599,429	4,383,816
Uni-President China Holdings	2,800,000	2,815,628
Weibo Class A	65,500	630,404
Weibo ADR	40,000	382,000
		111,692,359
India — 14.91%
Equinox India Developments GDR	44,628	60,400
HCL Technologies	251,032	5,622,096
HDFC Bank	664,360	13,757,260
Infosys	285,200	6,262,732
Jio Financial Services †	859,880	3,000,057
Natco Pharma	185,519	3,006,182
Reliance Industries	1,719,760	24,415,264
Reliance Industries GDR 144A #	440,657	25,029,318
Sify Technologies ADR †	15,200	43,472
Tata Consultancy Services	150,341	7,190,625
Zee Entertainment Enterprises	450,000	637,520
		89,024,926
Indonesia — 1.11%
Astra International	17,390,600	5,286,472
Unilever Indonesia	11,564,600	1,355,351
		6,641,823
Malaysia — 0.77%
Public Bank	3,376,000	3,442,818
UEM Sunrise	4,748,132	1,146,815
		4,589,633
Mexico — 3.42%
America Movil ADR	209,432	2,996,972
Becle	380,621	429,707
Cemex ADR	469,537	2,648,189
Coca-Cola Femsa ADR	68,784	5,357,586
Fomento Economico Mexicano ADR	19,186	1,640,211
Grupo Financiero Banorte Class O	919,086	5,922,421
Grupo Televisa ADR	656,458	1,102,849
Ollamani SAB †	164,114	278,626
Sitios Latinoamerica †	162,815	26,471
		20,403,032
Peru — 1.23%
Cia de Minas Buenaventura ADR	138,305	1,593,273
    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Emerging Markets Series
	Number of shares	Value (US $)
Common StocksΔ (continued)
Peru (continued)
Credicorp	31,531	$ 5,780,263
		7,373,536
Russia — 0.00%
EL5-ENERO PJSC =, †	755,050	0
Gazprom PJSC =, †	2,087,800	0
Rosneft Oil PJSC =	1,449,104	0
Sberbank of Russia PJSC =	2,058,929	0
Surgutneftegas PJSC ADR =, †	294,652	0
T Plus PJSC =, †	25,634	0
VK GDR =, †	71,300	0
		0
Saudi Arabia — 0.49%
Saudi Arabian Oil 144A #	390,269	2,913,463
		2,913,463
South Africa — 0.00%
Tongaat Hulett =, †	182,915	0
		0
South Korea — 20.38%
LG Uplus	250,922	1,754,495
Samsung C&T	7,594	586,782
Samsung Electronics	671,359	23,958,662
Samsung Life Insurance †	66,026	4,225,077
SK Hynix	360,000	41,252,517
SK Square †	714,613	37,529,631
SK Telecom	79,405	2,975,474
SK Telecom ADR	447,316	9,411,528
		121,694,166
Taiwan — 25.18%
MediaTek	668,000	28,831,307
Taiwan Semiconductor Manufacturing	3,706,864	121,547,646
		150,378,953
Türkiye — 2.94%
Akbank	6,643,734	12,180,602
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	15,200	46,056
Turkcell Iletisim Hizmetleri	677,165	1,776,597
Turkiye Sise ve Cam Fabrikalari	3,008,750	3,531,750
		17,535,005
United Kingdom — 0.50%
Griffin Mining †	1,642,873	3,002,800
		3,002,800
Total Common Stocks (cost $484,615,082)		574,373,119

	Number of shares	Value (US $)

Convertible Preferred Stock — 0.04%Δ
South Korea — 0.04%
CJ 3.87% ω	4,204	$ 223,017
Total Convertible Preferred Stock (cost $470,723)		223,017

Preferred Stocks — 2.89%Δ
Brazil — 0.22%
Centrais Eletricas Brasileiras Class B 9.63% ω	216,779	1,327,795
		1,327,795
Russia — 0.00%
Transneft PJSC =, ω	360,600	0
		0
South Korea — 2.67%
CJ 5.29% ω	28,030	1,090,066
Samsung Electronics 2.37% ω	499,750	14,843,563
		15,933,629
Total Preferred Stocks (cost $11,306,065)		17,261,424

Warrants — 0.19%Δ
Argentina — 0.19%
IRSA Inversiones y Representaciones, exercise price $0.432, expiration date 3/5/26 †	594,450	1,147,289
Total Warrants (cost $0)		1,147,289

Participation Notes — 0.00%
Lehman Indian Oil CW 12 LEPO =, †	100,339	0
Lehman Oil & Natural Gas CW 12 LEPO =, †	146,971	0
Total Participation Notes (cost $4,952,197)		0

Short-Term Investments — 0.80%
Money Market Mutual Funds — 0.80%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	1,194,188	1,194,188
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	1,194,188	1,194,188

2

	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	1,194,188	$ 1,194,188
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	1,194,187	1,194,187
Total Short-Term Investments (cost $4,776,751)		4,776,751
Total Value of Securities—100.10% (cost $506,120,818)		$597,781,600
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $34,247,889, which represents 5.74% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
PJSC – Private Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.
    3

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
December 31, 2024
Assets:
Investments, at value*	$597,781,600
Foreign currencies, at valueΔ	900,887
Cash	29,834
Receivable for securities sold	3,049,755
Dividends receivable	1,310,708
Receivable for series shares sold	41,614
Foreign tax reclaims receivable	14
Other assets	4,952
Total Assets	603,119,364
Liabilities:
Accrued capital gains taxes on appreciated securities	4,609,627
Investment management fees payable to affiliates	519,757
Payable for series shares redeemed	487,291
Other accrued expenses	279,836
Distribution fees payable to affiliates	60,363
Total Liabilities	5,956,874
Total Net Assets	$597,162,490

Net Assets Consist of:
Paid-in capital	$504,907,278
Total distributable earnings (loss)	92,255,212
Total Net Assets	$597,162,490

Net Asset Value

Standard Class:
Net assets	$365,776,321
Shares of beneficial interest outstanding, unlimited authorization, no par	16,223,765
Net asset value per share	$22.55

Service Class:
Net assets	$231,386,169
Shares of beneficial interest outstanding, unlimited authorization, no par	10,278,789
Net asset value per share	$22.51
*Investments, at cost	$506,120,818
ΔForeign currencies, at cost	962,502
See accompanying notes, which are an integral part of the financial statements.
    4

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Emerging Markets Series
Year ended December 31, 2024
Investment Income:
Dividends	$15,705,365
Foreign tax withheld	(1,888,312)
13,817,053

Expenses:
Management fees	7,778,267
Distribution expenses — Service Class	756,494
Custodian fees	245,168
Accounting and administration expenses	140,221
Legal fees	51,991
Audit and tax fees	47,964
Reports and statements to shareholders expenses	35,455
Dividend disbursing and transfer agent fees and expenses	31,056
Trustees’ fees	27,982
Registration fees	5,402
Other	18,777
9,138,777
Less expenses waived	(979,284)
Less expenses paid indirectly	(203)
Total operating expenses	8,159,290
Net Investment Income (Loss)	5,657,763

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	16,699,057
Foreign currencies	(129,651)
Net realized gain (loss)	16,569,406
Net change in unrealized appreciation (depreciation) on:
Investments[2]	11,777,726
Foreign currencies	(80,816)
Net change in unrealized appreciation (depreciation)	11,696,910
Net Realized and Unrealized Gain (Loss)	28,266,316
Net Increase (Decrease) in Net Assets Resulting from Operations	$33,924,079
[1]	Includes $(65,879) capital gains taxes paid.
[2]	Includes net change of $(2,289,439) on capital gains taxes accrued.
See accompanying notes, which are an integral part of the financial statements.
    5

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Emerging Markets Series
	Year ended
	12/31/24	12/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,657,763	$14,238,982
Net realized gain (loss)	16,569,406	(7,553,339)
Net change in unrealized appreciation (depreciation)	11,696,910	67,602,030
Net increase (decrease) in net assets resulting from operations	33,924,079	74,287,673

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(9,786,518)	(4,852,337)
Service Class	(5,679,926)	(3,223,464)
	(15,466,444)	(8,075,801)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Standard Class	78,432,349	42,768,317
Service Class	11,267,122	10,293,004

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	9,786,518	4,852,337
Service Class	5,679,926	3,223,464
	105,165,915	61,137,122
Cost of shares redeemed:
Standard Class	(84,575,226)	(27,505,516)
Service Class	(48,050,071)	(40,859,375)
	(132,625,297)	(68,364,891)
Decrease in net assets derived from capital share transactions	(27,459,382)	(7,227,769)
Net Increase (Decrease) in Net Assets	(9,001,747)	58,984,103

Net Assets:
Beginning of year	606,164,237	547,180,134
End of year	$597,162,490	$606,164,237
See accompanying notes, which are an integral part of the financial statements.
    6

Financial highlights
Macquarie VIP Emerging Markets Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$22.05	$19.70	$28.37	$29.42	$24.27

Income (loss) from investment operations:
Net investment income[1]	0.24	0.54	0.35	1.00	0.10
Net realized and unrealized gain (loss)	0.88	2.14	(8.06)	(1.81)	5.65
Total from investment operations	1.12	2.68	(7.71)	(0.81)	5.75

Less dividends and distributions from:
Net investment income	(0.62)	(0.33)	(0.96)	(0.10)	(0.18)
Net realized gain	—	—	—	(0.14)	(0.42)
Total dividends and distributions	(0.62)	(0.33)	(0.96)	(0.24)	(0.60)

Net asset value, end of period	$22.55	$22.05	$19.70	$28.37	$29.42

Total return[2]	5.09%	13.79%	(27.58%)	(2.84%)	25.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$365,776	$351,600	$294,244	$377,296	$339,348
Ratio of expenses to average net assets[3]	1.18%	1.18%	1.20%	1.25%	1.28%
Ratio of expenses to average net assets prior to fees waived[3]	1.34%	1.30%	1.41%	1.34%	1.36%
Ratio of net investment income to average net assets	1.02%	2.62%	1.59%	3.34%	0.44%
Ratio of net investment income to average net assets prior to fees waived	0.86%	2.50%	1.38%	3.25%	0.36%
Portfolio turnover	11%	4%	2%	2%	3%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[3]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    7

Financial highlights
Macquarie VIP Emerging Markets Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$21.98	$19.63	$28.25	$29.31	$24.17

Income (loss) from investment operations:
Net investment income[1]	0.17	0.48	0.28	0.90	0.03
Net realized and unrealized gain (loss)	0.88	2.13	(8.03)	(1.80)	5.64
Total from investment operations	1.05	2.61	(7.75)	(0.90)	5.67

Less dividends and distributions from:
Net investment income	(0.52)	(0.26)	(0.87)	(0.02)	(0.11)
Net realized gain	—	—	—	(0.14)	(0.42)
Total dividends and distributions	(0.52)	(0.26)	(0.87)	(0.16)	(0.53)

Net asset value, end of period	$22.51	$21.98	$19.63	$28.25	$29.31

Total return[2]	4.77%	13.45%	(27.81%)	(3.13%)	24.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$231,386	$254,564	$252,936	$360,332	$379,331
Ratio of expenses to average net assets[3]	1.48%	1.48%	1.50%	1.55%	1.58%
Ratio of expenses to average net assets prior to fees waived[3]	1.64%	1.60%	1.71%	1.64%	1.66%
Ratio of net investment income to average net assets	0.72%	2.32%	1.29%	3.04%	0.14%
Ratio of net investment income to average net assets prior to fees waived	0.56%	2.20%	1.08%	2.95%	0.06%
Portfolio turnover	11%	4%	2%	2%	3%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[3]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
8

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
December 31, 2024
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Emerging Markets Series (formerly, Delaware VIP Emerging Markets Series through April 30, 2024) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as the valuation designee (Valuation Designee) for the Series to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Series may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes —  No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the year ended December 31, 2024, and for all open tax years (years ended December 31, 2021–December 31, 2023), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest and tax penalties on unrecognized tax benefits in "Interest and tax penalties" on the “Statement of operations.” During the year ended December 31, 2024, the Series did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
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Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
1. Significant Accounting Policies (continued)
Foreign Currency Transactions —  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Series files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds), in which the Series invests are recorded on the ex-dividend date. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, the Series’ investment adviser, acts as the Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Series has a single operating segment since the Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Series’ financial statements. Adoption of the new standard impacted the Series’ financial statements note disclosures only, and did not affect the Series’ financial position or the results of its operations.
The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2024, the Series earned $197 under this arrangement.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations”
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under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2024, the Series earned $6 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 1.18% of the Series’ average daily net assets from January 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from January 1, 2024 through April 30, 2025, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Standard Class	Service Class
1.18%	1.48%
DMC entered into a Sub-Advisory Agreement on behalf of the Series with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Series.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended December 31, 2024, the Series paid $32,262 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended December 31, 2024, the Series paid $47,052 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the year ended December 31, 2024, the Series paid $15,140 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
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Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Series.
3. Investments
For the year ended December 31, 2024, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$69,955,235
Sales	111,628,169
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Series were as follows:

Cost of investments	$512,035,945
Aggregate unrealized appreciation of investments	$263,991,142
Aggregate unrealized depreciation of investments	(178,245,487)
Net unrealized appreciation of investments	$85,745,655
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default
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rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Argentina	$6,928,042	$1,898,788	$—	$8,826,830
Bahrain	—	1,571,577	—	1,571,577
Brazil	25,089,016	—	—	25,089,016
Chile	3,636,000	—	—	3,636,000
China	111,692,359	—	—	111,692,359
India	88,964,526	60,400	—	89,024,926
Indonesia	—	6,641,823	—	6,641,823
Malaysia	4,589,633	—	—	4,589,633
Mexico	20,403,032	—	—	20,403,032
Peru	7,373,536	—	—	7,373,536
Russia	—	—	—[1,2]	—
Saudi Arabia	2,913,463	—	—	2,913,463
South Africa	—	—	—[2]	—
South Korea	9,411,528	112,282,638	—	121,694,166
Taiwan	150,378,953	—	—	150,378,953
Türkiye	17,535,005	—	—	17,535,005
United Kingdom	3,002,800	—	—	3,002,800
Convertible Preferred Stock	—	223,017	—	223,017
Participation Notes	—	—	—[2]	—
Preferred Stocks	1,327,795	15,933,629	—[2]	17,261,424
Warrants	—	1,147,289	—	1,147,289
Short-Term Investments	4,776,751	—	—	4,776,751
Total Value of Securities	$458,022,439	$139,759,161	$—	$597,781,600

[1]The value represents valuations of Russian securities for which management has determined include significant unobservable inputs as of December 31, 2024.
[2]The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.
During the year ended December 31, 2024, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
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Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
3. Investments (continued)
As a result of utilizing international fair value pricing at December 31, 2024, a portion of the common stock in the portfolio was categorized as Level 2.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Series' net assets at the end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year ended
	12/31/24	12/31/23
Ordinary income	$15,466,444	$8,075,801
5. Components of Net Assets on a Tax Basis
As of December 31, 2024, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$504,907,278
Undistributed ordinary income	9,802,610
Undistributed long-term capital gains	1,386,529
Unrealized appreciation (depreciation) of investments and foreign currencies	81,066,073
Net assets	$597,162,490

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax recognition of unrealized gain on passive foreign investment companies.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2024, the Series had no reclassifications.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2024, the Series utilized $15,291,695 of capital loss carryforwards.
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6. Capital Shares
Transactions in capital shares were as follows:

	Year ended
	12/31/24	12/31/23
Shares sold:
Standard Class	3,558,730	2,081,249
Service Class	481,359	500,275

Shares issued upon reinvestment of dividends and distributions:
Standard Class	436,314	245,564
Service Class	253,116	163,296
	4,729,519	2,990,384
Shares redeemed:
Standard Class	(3,716,703)	(1,319,222)
Service Class	(2,035,384)	(1,968,908)
	(5,752,087)	(3,288,130)
Net decrease	(1,022,568)	(297,746)
7. Line of Credit
The Series, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
The Series had no amounts outstanding as of December 31, 2024, or at any time during the year then ended.
8. Securities Lending
The Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally
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Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
8. Securities Lending (continued)
invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the year ended December 31, 2024, the Series had no securities out on loan.
9. Credit and Market Risks
Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Series’ performance.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
The Series invests a significant portion of its assets in the Asia-Pacific Region, which consists of Hong Kong, the People’s Republic of China, Republic of Korea, Taiwan and India, among other countries. As a result, the Series’ investments in the region are particularly susceptible to risks in that region. Adverse events in any one country within the Asia-Pacific Region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Series than if the Series were more geographically diversified, which could result in greater volatility in the Series’ net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.
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The Series invests its assets in small- and/or medium-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and/or medium-sized companies may be more volatile than investments in larger companies because of limited financial resources or dependence on narrow product lines.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the "Schedule of investments."
10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2024, that would require recognition or disclosure in the Series' financial statements.
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Report of independent registered public accounting firm
To the Board of Trustees of Delaware VIP Trust and Shareholders of Macquarie VIP Emerging Markets Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie VIP Emerging Markets Series (one of the series constituting Delaware VIP Trust, referred to hereafter as the “Series”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 28, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.
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Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
Tax Information
The information set forth below is for the Series’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Series. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Series to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended December 31, 2024, the Series reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Series' total distributions.
The Series intends to pass through foreign tax credits in the maximum amount of $1,053,916. The gross foreign source income earned during the fiscal year 2024 by the Series was $15,562,984.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie VIP Small Cap Value Series, Macquarie VIP Emerging Markets Series, Macquarie VIP Opportunity Series, Macquarie VIP Total Return Series, Macquarie VIP Fund for Income Series, Macquarie VIP Growth Equity Series, Macquarie VIP Growth and Income Series, Macquarie VIP Investment Grade Series and Macquarie VIP Limited Duration Bond Series (each, a “Fund” and together, the “Funds”) Investment Management Agreements with Delaware Management Company (DMC) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (MIMGL), Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) and Macquarie Investment Management Europe Limited (MIMEL) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreements and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
    19

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
(continued)
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreements and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreements and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreements and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreements and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreements and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.  The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (Macquarie), the parent company of DMC, regarding Macquarie’s commitment to the US mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services, including each Fund’s portfolio managers. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that
    20

has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable.  The Board took into account that the Sub-Advisory Agreements may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Funds.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023.
Macquarie VIP Small Cap Value Series. The Performance Universe for the Fund consisted of the Fund and all small-cap value funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the fourth quartile of its Performance Universe and for the 3- and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 10-year period was above the median of its Performance Universe, for the 1-and 5-year periods was below the median of its Performance Universe and for the 3-year period was equal to the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-, 5-, and 10-year periods and underperformed its benchmark index for the 1-year period. The Board noted that the Fund was generally performing in line with its benchmark index during the periods under review. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Emerging Markets Series. The Performance Universe for the Fund consisted of the Fund and all emerging markets funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the first quartile of its Performance Universe and for the 3- and 5-year periods was in the third and second quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was above the median of its Performance Universe and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index (both gross and net of dividends) for the 1- and 5-year periods, underperformed its benchmark index (both gross and net of dividends) for the 3-year period, underperformed its benchmark index of gross of dividends for the 10-year period, and performance was approximately equal to its benchmark index net of dividends for the 10-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during certain of the periods under review. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Opportunity Series. The Performance Universe for the Fund consisted of the Fund and all small-cap core funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 3- and 10-year periods was in the second quartile of its Performance Universe and for the 1- and 5-year periods was in the third and first quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3-, 5-, and 10-year periods was above the median of its Performance Universe and for the 1-year period was below the median of its
    21

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
(continued)
Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3- and 5-year periods and underperformed its benchmark index for the 1- and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during the periods under review. The Board, however, noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 4, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of October 2019. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the 1- and 10-year periods.
Macquarie VIP Total Return Series. The Performance Universe for the Fund consisted of the Fund and all mixed-asset target allocation moderate funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the third quartile of its Performance Universe and for the 3- and 5-year periods was in the first and second quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3- and 5-year periods was above the median of its Performance Universe and for the 1- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board, however, noted that the portfolio manager only began managing the Fund in May 2022. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Fund for Income Series. The Performance Universe for the Fund consisted of the Fund and all high yield funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the first and third quartile, respectively, of its Performance Universe and for the 3- and 5-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was above the median of its Performance Universe and for the 10-year period was below the median of its Performance Universe. The Board also noted that the Fund slightly underperformed its benchmark index for the 1-, 3-, and 10-year periods and performed approximately equal to its benchmark index for the 5-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during the periods under review. The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of October 2019.
Macquarie VIP Growth Equity Series. The Performance Universe for the Fund consisted of the Fund and all multi-cap growth funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-year period and underperformed its benchmark index for the 1-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe during the periods under review. The Board, however, noted the limited period of performance data available since the Fund adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of May 2022. Finally, the Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Growth and Income Series. The Performance Universe for the Fund consisted of the Fund and all equity income funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the first quartile of its Performance Universe and for the 5- and 10-year periods was in the second and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total
    22

return for the 1-, 3-, and 5-year periods was above the median of its Performance Universe and for the 10-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, and 5-year periods and underperformed its benchmark index for the 10-year period. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index during the periods under review (except for the 10-year period). The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of January 2021.
Macquarie VIP Investment Grade Series. The Performance Universe for the Fund consisted of the Fund and all BBB-rated corporate debt funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the second quartile of its Performance Universe and for the 3-year period was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was above the median of its Performance Universe and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund and that the investment performance of the current portfolio management team only began as of October 2019. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Limited Duration Bond Series. The Performance Universe for the Fund consisted of the Fund and all short-intermediate investment-grade debt funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year and since inception periods was in the fourth quartile of its Performance Universe and for the 3- and 5-year periods was in the second and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3-year period was above the median of its Performance Universe and for the 1- and 5-year and since inception periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1- and 5-year periods, was approximately equal to its benchmark index for the 3-year period and underperformed its benchmark index for the since inception period. The Board, however, noted that the Fund adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its Performance Universe for the various periods. The Board noted that it would continue to evaluate the Fund’s performance as the Fund changed its portfolio management team in May 2024 that was not reflected in the performance data.
Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar funds underlying variable insurance products with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with a Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
Macquarie VIP Small Cap Value Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
    23

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
(continued)
Macquarie VIP Emerging Markets Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Opportunity Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Total Return Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Fund for Income Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Growth Equity Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Growth and Income Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Investment Grade Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Limited Duration Bond Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreements and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2024, Macquarie VIP Growth and Income Series’ net assets exceeded its first breakpoint level and Macquarie VIP Small Cap Value Series’ net assets exceeded its second breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
    24

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services.  In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreements and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.
    25

(4215549)
AR-VIPEM-0225

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware VIP® Trust

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 10, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	March 10, 2025